Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	NetEase, Inc.
Entity Central Index Key	0001110646
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,273,936,881
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 351,867	2,214,618	1,285,137
Time deposits	1,541,934	9,704,777	8,193,972
Restricted cash	50,634	318,684	140,599
Accounts receivable, net	36,551	230,047	256,335
Prepayments and other current assets	143,070	900,464	678,793
Held-to-maturity investments	157,868	993,606
Deferred tax assets	17,793	111,990	72,059
Total current assets	2,299,717	14,474,186	10,626,895
Non-current assets:
Property, equipment and software, net	134,808	848,469	755,778
Land use right, net	1,873	11,788	12,046
License rights	7,779	48,962	144,637
Deferred tax assets	411	2,586	1,530
Other long-term assets	9,365	58,940	45,776
Total non-current assets	154,236	970,745	959,767
Total assets	2,453,953	15,444,931	11,586,662
Current liabilities:
Accounts payable	21,325	134,217	130,558
Salary and welfare payables	38,831	244,398	181,973
Taxes payable	62,246	391,769	289,332
Deferred revenue	161,120	1,014,073	773,952
Accrued liabilities and other payables	79,143	498,120	452,412
Total current liabilities	362,665	2,282,577	1,828,227
Long-term payable:
Other long-term payable	10,151	63,890	33,342
Deferred tax liabilities			1,455
Total long-term payable	10,151	63,890	34,797
Total liabilities	372,816	2,346,467	1,863,024
Commitments and contingencies (See Note 20)
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000 shares authorized,3,252,364 shares issued and outstanding as of December 31, 2010 and 3,273,937 shares issued and outstanding as of December 31, 2011	427	2,687	2,673
Additional paid-in capital	159,255	1,002,336	850,724
Statutory reserves	75,087	472,586	321,968
Retained earnings	1,850,854	11,649,092	8,565,446
NetEase, Inc's shareholders' equity	2,085,623	13,126,701	9,740,811
Noncontrolling interests	(4,486)	(28,237)	(17,173)
Total shareholders' equity	2,081,137	13,098,464	9,723,638
Total liabilities and shareholders' equity	$ 2,453,953	15,444,931	11,586,662

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,300,000	1,000,300,000
Ordinary shares, shares issued	3,273,937	3,252,364
Ordinary shares, shares outstanding	3,273,937	3,252,364

Consolidated Statements of Operations and Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues:
Online game services	$ 1,041,077	6,552,431	4,944,439	3,368,689
Advertising services	126,380	795,422	633,209	383,560
Wireless value-added services and others	19,844	124,898	82,141	71,202
Total revenues	1,187,301	7,472,751	5,659,789	3,823,451
Business tax expense	(28,933)	(182,099)	(152,120)	(66,504)
Net revenues	1,158,368	7,290,652	5,507,669	3,756,947
Cost of revenues	(376,919)	(2,372,288)	(1,798,841)	(972,374)
Gross profit	781,449	4,918,364	3,708,828	2,784,573
Operating expenses:
Selling and marketing expenses	(134,925)	(849,205)	(656,976)	(351,661)
General and administrative expenses	(44,524)	(280,227)	(189,621)	(165,205)
Research and development expenses	(73,959)	(465,490)	(317,929)	(244,272)
Total operating expenses	(253,408)	(1,594,922)	(1,164,526)	(761,138)
Operating profit	528,041	3,323,442	2,544,302	2,023,435
Other income (expenses):
Investment income	2,245	14,128	290	354
Interest income	41,000	258,053	141,001	128,168
Exchange gains (losses)	(12,561)	(79,058)	(89,488)	9,617
Other, net	15,756	99,164	(19,634)	(10,934)
Income before tax	574,481	3,615,729	2,576,471	2,150,640
Income tax	(62,402)	(392,756)	(344,446)	(313,861)
Net income	512,079	3,222,973	2,232,025	1,836,779
Net loss attributable to non-controlling interests	1,794	11,291	3,747	13,657
Net income attributable to the NetEase, Inc.'s shareholders	513,873	3,234,264	2,235,772	1,850,436
Comprehensive income	$ 513,873	3,234,264	2,235,772	1,850,436
Net income per share, basic (in CNY and dollars per share)	$ 0.16	0.99	0.69	0.57
Net income per ADS, basic (in CNY and dollars per share)	$ 3.93	24.76	17.22	14.34
Net income per share, diluted (in CNY and dollars per share)	$ 0.16	0.99	0.69	0.57
Net income per ADS, diluted (in CNY and dollars per share)	$ 3.92	24.68	17.14	14.24
Weighted average number of ordinary shares outstanding, basic (in shares)	3,265,550	3,265,550	3,246,426	3,225,250
Weighted average number of ADS outstanding, basic (in shares)	130,622	130,622	129,857	129,010
Weighted average number of ordinary shares outstanding, diluted (in shares)	3,276,704	3,276,704	3,261,886	3,248,983
Weighted average number of ADS outstanding, diluted (in shares)	131,068	131,068	130,475	129,959

Consolidated Statements of Shareholders' Equity In Thousands, unless otherwise specified	Total USD ($)	Total CNY	Ordinary shares CNY	Additional paid-in capital CNY	Statutory reserves CNY	Retained earnings CNY	Non-controlling interests CNY
Balance at Dec. 31, 2008		5,516,645	2,642	712,622	195,872	4,605,300	209
Balance (in shares) at Dec. 31, 2008			3,206,469
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		40,514	22	40,492
Ordinary shares issued upon exercise of employee stock options (in shares)			31,556
Share-based compensation		31,385		31,385
Appropriation to statutory reserves					29,912	(29,912)
Net income		1,836,779				1,850,436	(13,657)
Option exercised in a subsidiary by non-controlling shareholders		19					19
Other		2		(10)		17	(5)
Balance at Dec. 31, 2009		7,425,344	2,664	784,489	225,784	6,425,841	(13,434)
Balance (in shares) at Dec. 31, 2009			3,238,025
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		24,123	9	24,114
Ordinary shares issued upon exercise of employee stock options (in shares)			14,339
Share-based compensation		42,130		42,130
Appropriation to statutory reserves					96,184	(96,184)
Net income		2,232,025				2,235,772	(3,747)
Option exercised in a subsidiary by non-controlling shareholders		16					16
Other				(9)		17	(8)
Balance at Dec. 31, 2010		9,723,638	2,673	850,724	321,968	8,565,446	(17,173)
Balance (in shares) at Dec. 31, 2010		3,252,364	3,252,364
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		73,337	10	73,327
Ordinary shares issued upon exercise of employee stock options (in shares)			15,539
Ordinary shares issued upon settlement of restricted share units			4	(4)
Ordinary shares issued upon settlement of restricted share units (in shares)			6,034
Share-based compensation		78,289		78,289
Appropriation to statutory reserves					150,618	(150,618)
Net income	512,079	3,222,973				3,234,264	(11,291)
Capital injection in a subsidiary by non-controlling shareholders		227					227
Balance at Dec. 31, 2011	$ 2,081,137	13,098,464	2,687	1,002,336	472,586	11,649,092	(28,237)
Balance (in shares) at Dec. 31, 2011	3,273,937		3,273,937

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 512,079	3,222,973	2,232,025	1,836,779
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	46,591	293,239	232,171	143,580
Impairment loss for license right	7,994	50,316
Share-based compensation cost	19,389	122,032	102,406	31,385
Allowance for (reversal of) provision for doubtful debts	66	416	(20,029)	15,982
Losses (gains) on disposal of property, equipment and software	(12)	(74)	13,985	3,988
Unrealized exchange (gains) losses	12,117	76,262	100,219	(11,688)
Deferred income taxes	(6,743)	(42,442)	8,619	(43,060)
Net equity share of losses (gains) from associated companies	190	1,195	(1,093)	4,104
Others	(1,999)	(12,580)		13
Changes in operating assets and liabilities:
Accounts receivable	1,716	10,800	(89,997)	(7,139)
Prepayments and other current assets	(13,265)	(83,490)	3,047	(453,046)
Accounts payable	3,608	22,710	(37,557)	154,463
Salary and welfare payables	9,918	62,425	52,480	34,571
Taxes payable	5,295	33,329	12,592	108,973
Deferred revenue	38,151	240,121	190,482	135,744
Accrued liabilities and other payables	12,031	75,716	55,604	139,846
Net cash provided by operating activities	647,126	4,072,948	2,854,954	2,094,495
Cash flows from investing activities
Purchase of property, equipment and software	(65,162)	(410,120)	(297,980)	(407,727)
Proceeds from sale of property, equipment and software	42	263	359	120
Purchase of other intangible assets	(166)	(1,042)
Purchase of held-to-maturity investments	(159,047)	(1,001,026)
Proceeds from disposals of held-to-maturity investments	3,178	20,000
Purchase of license right	(6,244)	(39,300)		(204,819)
Investments in associated companies				(4,207)
Transfer to restricted cash	(28,295)	(178,085)	(16,736)	(123,863)
Net change in time deposits with terms of three months	(50,674)	(318,937)	(338,570)	1,105,918
Placement/rollover of matured time deposits	(1,725,719)	(10,861,505)	(10,402,822)	(6,406,601)
Proceeds from maturity of time deposits	1,525,043	9,598,470	8,443,805	4,136,425
Net increase in other assets	(2,693)	(16,951)	(9,218)	(2,830)
Net cash used in investing activities	(509,737)	(3,208,233)	(2,621,162)	(1,907,584)
Cash flows from financing activities:
Proceeds from employees exercising stock options	11,652	73,337	24,123	40,514
Payments of other long-term payable	(3)	(20)
Capital contribution from non-controlling interests	36	227	16	19
Net cash provided by financing activities	11,685	73,544	24,139	40,533
Effect of exchange rate changes on cash held in foreign currencies	(1,395)	(8,778)	(14,084)	20,438
Net increase in cash and cash equivalents	147,679	929,481	243,847	247,882
Cash and cash equivalents beginning of the year	204,188	1,285,137	1,041,290	793,408
Cash and cash equivalents end of the year	351,867	2,214,618	1,285,137	1,041,290
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	58,984	371,238	252,040	294,273
Supplemental schedule of non-cash investing and financing activities:
Fixed asset purchases financed by accounts payable	$ 5,976	37,614	146,523	47,427

Organization and Nature of Operations	12 Months Ended
Dec. 31, 2011
Organization and Nature of Operations
Organization and Nature of Operations

1.                       Organization and Nature of Operations

(a)                   The Group

NetEase.com, Inc. was incorporated in the Cayman Islands on July 6, 1999 and changed its name to “NetEase, Inc.” (the “Company”)  with effect from March 29, 2012 after its approval at the Company’s extraordinary general meeting of shareholders held on the same day. The Company has been listed on the Nasdaq National Market (now the Nasdaq Global Select Market) in the United States of America since July 2000. As of December 31, 2011, the Company had the following principle subsidiaries and variable interest entities (“VIEs”) for which the Company is the primary beneficiary:

Place and date of
Name	incorporation

NetEase Information Technology (Beijing) Co., Ltd. (“NetEase Beijing”)	Beijing, China August 30, 1999

NetEase Interactive Entertainment Limited (“NetEase Interactive”)	British Virgin Islands April 12, 2002

Guangzhou NetEase Interactive Entertainment Co., Ltd. (“Guangzhou Interactive”)	Guangzhou, China October 15, 2002

Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China December 8, 2003

NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China March 21, 2006

NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China June 2, 2006

Hong Kong NetEase Interactive Entertainment Limited (“Hong Kong NetEase Interactive”)	Hong Kong, China November 26, 2007

NetEase (Hong Kong) Limited (“NetEase Hong Kong”)	Hong Kong, China November 26, 2007

Guangzhou NetEase Information Technology Co., Ltd. (“Guangzhou Information”)	Guangzhou, China June 24, 2008

Hangzhou Langhe Technology Co., Ltd. (“Hangzhou Langhe”)	Hangzhou, China July 14, 2009

Zhejiang Weiyang Technology Co., Ltd. (“Weiyang”)	Hangzhou, China March 15, 2010

Ujia (Hong Kong) Limited (“Ujia Hong Kong”)	Hong Kong, China May 30, 2011

Ujia.com, Inc. (“Ujia Cayman”)	Cayman Islands June 14, 2011

Lede Technology Co., Ltd. (“Lede Technology”)	Hangzhou, China October 25, 2011

Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China June 24, 1997

Beijing Guangyitong Advertising Co., Ltd. (“Guangyitong Advertising”)	Beijing, China November 8, 1999

Shanghai EaseNet Network Technology Co., Ltd. (“Shanghai EaseNet”)	Shanghai, China January 3, 2008

StormNet Information Technology (Hong Kong) Limited (Formerly known as “Hong Kong NetEase Computer Technology Limited”) (“StormNet IT HK”)	Hong Kong, China April 18, 2008

StormNet Information Technology (Shanghai) Co., Ltd. (“StormNet IT SH”)	Shanghai, China December 9, 2008

Name	Place and date of incorporation
Hangzhou Leihuo Network Co., Ltd. (“HZ Leihuo”)	Hangzhou, China April 15, 2009

Ujia E-commerce Co., Ltd. (“Ujia E-commerce”)	Hangzhou, China August 8, 2011

In addition, Guangzhou NetEase has two majority-owned subsidiaries, Wangyibao Co., Ltd. (“Wangyibao Company”) and Beijing NetEase Youdao Computer System Co., Ltd. (“Youdao Computer”).  The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group” or the “Company”.

As of December 31, 2011, the total assets of all the consolidated VIEs of the Company were RMB2.2 billion, mainly comprising cash and cash equivalents, accounts receivable, prepayments and other current assets and fixed assets. As of December 31, 2011, the total liabilities of the consolidated VIEs were RMB1.9 billion, mainly comprising accounts payable, deferred revenue, accrued liabilities and other payables.

In accordance with various contractual agreements, the Company has power to direct the activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs, except for the registered capital of the VIEs and certain non-distributable statutory reserves amounting to approximately RMB183.0 million and RMB6.9 million, respectively as of December 31, 2011.  As the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the consolidated VIEs.

Currently, there are certain contractual arrangements between the Company and several of its VIEs which require the Company to provide additional financial support or guarantees to its VIEs, where necessary.

There is no entity in the Company’s group for which the Company has a variable interest but is not the primary beneficiary as of December 31, 2011.

(a)                   The Group

In August 2008 and April 2009, Blizzard Entertainment, Inc. (“Blizzard”) agreed to license certain online games to Shanghai EaseNet for operation in China. Shanghai EaseNet is a PRC company owned by William Lei Ding, the Company’s Chief Executive Officer, director and major shareholder, and has contractual arrangements with the joint venture established between, and owned equally by, Blizzard and the Company, and with the Company. The joint venture was established concurrently with the licensing of the games in August 2008 and will provide technical services to Shanghai EaseNet. The joint venture currently consists of two companies, StormNet IT HK and StormNet IT SH. Shanghai EaseNet, StormNet IT HK and StormNet IT SH became fully operational starting in 2009.

In April 2009, two Chinese employees of the Company incorporated a domestic enterprise, HZ Leihuo, for the purpose of applying for an internet content provider license under the applicable Chinese telecommunication laws to operate the Group’s own proprietary games in Hangzhou. Leihuo was not fully operational as of December 31, 2011.

Hangzhou Langhe was incorporated in China in July 2009 to provide customer support service and other technical and consulting services in connection with the Company’s operation of the games licensed from Blizzard.

Weiyang was incorporated in China in March 2010 to operate a swine raising business in Zhejiang Province, China.  In 2010, Weiyang started to work on this new business venture, and as of December 31, 2011, it was still in the process of negotiating with the relevant government authorities over the selection of an appropriate site for the swine raising business.

Wangyibao Company was incorporated in China in July 2010, as a subsidiary of Guangzhou NetEase, for the purpose of operating the Wangyibao online payment platform of the Company which was initially launched in February 2009 to facilitate e-payment by online-game customers to the Company.

Ujia Cayman, Ujia Hong Kong and Lede Technology were incorporated in Cayman Island, Hong Kong and China in June, May and October 2011, respectively, for the purpose of operating the Company’s e-commerce business together with Ujia E-commerce, a VIE incorporated in China in August 2011 by two Chinese employees of the Company.  Those entities were not fully operational in 2011.

The Group is principally engaged in developing and providing a range of Internet-related services including online games, advertising and wireless value-added services and others in China. Details of the Group’s business are described in Note 1(b).

(b)                   Nature of operations

The Group generates revenues from providing online game services and advertising services on the NetEase websites, and to a much lesser extent, from wireless value-added and other fee-based premium services and e-commence related services. Substantially all of the Company’s revenues are directly or indirectly generated through these VIEs.

The industry in which the Group operates is subject to a number of industry-specific risk factors, including, but not limited to, rapidly changing technologies; government regulations of the Internet and online game industry in China; significant numbers of new entrants; dependence on key individuals; competition of similar services from larger companies; customer preferences; and the need for the continued successful development, marketing and selling of its services.

VIE Arrangements with Guangzhou NetEase, Guangyitong Advertising and Shanghai EaseNet

The Group conducts its business mainly in China. The Chinese government regulates Internet access, telecommunications services, the distribution of news and other information and the provision of commerce through strict business licensing requirements and other governmental regulations, which include, among others, those restricting foreign ownership in Chinese companies providing Internet advertising and other Internet or telecommunications value-added services. To comply with the existing Chinese laws and regulations, the Company and certain of its subsidiaries have entered into a series of contractual arrangements with its principal VIEs with respect to the operation of the NetEase websites, operation of self-developed and licensed online games, Internet content and wireless value-added services, as well as the provision of advertising services.  Such VIEs are:

(1)  Guangzhou NetEase (owned by William Lei Ding, our principal shareholder, and his brother, Bo Ding),

(2)  Guangyitong Advertising (owned by Mr. Ding and Guangzhou NetEase), and

(3)  Shanghai EaseNet (owned by Mr. Ding).

Based on the agreements with the VIEs, the Company’s subsidiaries NetEase Beijing, Guangzhou Interactive, Boguan, Guangzhou Information and NetEase Hangzhou provide technical consulting and related services to these VIEs. The principal agreements that transfer economic benefits to the Company and its subsidiaries are:

·                 Three cooperative agreements with Guangzhou NetEase — under these agreements, the Company’s subsidiaries NetEase Beijing, Guangzhou Interactive, Boguan and NetEase Hangzhou provide various technical consulting and related services and bandwidth to Guangzhou NetEase in exchange for substantially all of Guangzhou NetEase’s net profits.

·                 Cooperative agreement with Guangyitong Advertising — under this agreement, NetEase Beijing provide various technical consulting and related services in exchange for substantially all of Guangyitong Advertising’s profits.

The principal agreements that provide the Company and its subsidiaries effective control over these VIEs are:

·                 Operating Agreement among NetEase Beijing, Guangyitong Advertising and the ultimate shareholders of Guangyitong Advertising. To ensure the successful performance of the various agreements between the parties, Guangyitong Advertising and its ultimate shareholders have agreed that they will not enter into any transaction, or fail to take any action, that would substantially affect the assets, liabilities, equity or operations of Guangyitong Advertising without the prior written consent of NetEase Beijing.

·                 Shareholder Voting Rights Trust Agreement among William Lei Ding, Bo Ding and NetEase Beijing. Bo Ding irrevocably appoints NetEase Beijing to represent him to exercise all the voting rights to which he is entitled as a shareholder of Guangyitong Advertising and William Lei Ding and Bo Ding agree to cause Guangzhou NetEase to irrevocably appoint NetEase Beijing to represent Guangzhou NetEase to exercise all voting rights.

·                 Letter of Agreement. Each of William Lei Ding and Bo Ding have agreed that any amendments to be made to the agreements to which Guangzhou NetEase, Guangyitong Advertising and/or William Lei Ding and Bo Ding are parties, shall be subject to the approval by the vote of a majority of the Board of the Company, excluding the vote of William Lei Ding. Messrs. Ding have also agreed that, if any amendments to the above mentioned agreements require a vote of the shareholders of NetEase, Guangzhou NetEase or Guangyitong Advertising, as applicable, both of them will vote in their capacity as direct or indirect shareholders of these companies to act based upon the instructions of our Board.

·                 Other Governance Arrangements.  The parties have agreed that upon NetEase Beijing’s determination and at any time when NetEase Beijing is able to obtain approval to invest in and operate all or any part of Guangyitong Advertising or Guangzhou NetEase, NetEase Beijing may acquire all or any part of the assets or equity interests of Guangyitong Advertising or Guangzhou NetEase, to the extent permitted by Chinese law.  In addition, the ultimate shareholders of Guangyitong Advertising have agreed that upon instruction from NetEase Beijing, they will appoint or terminate Guangyitong Advertising’s board members, General Manager, Chief Financial Officer and other senior officers.

The above-mentioned contractual arrangements enable the Company to:

·                 have the power to direct activities of these companies that most significantly impact the entities’ economic performance;

·                 receive substantially all of the economic benefits and residual returns, and absorb substantially all the risk of expected losses from these companies as if it were their sole shareholder; and

·                 have an option to purchase all of the equity interests in these companies at a nominal price.

Management evaluated the relationships among the Company, its subsidiaries and these companies and concluded that the Company is the primary beneficiary of each of them. As a result, these companies’ results of operations, assets and liabilities have been included in the Company’s consolidated financial statements.

The Joint Venture

In addition to the foregoing, in connection with the licensing of certain online games by Blizzard to Shanghai EaseNet for operation in the PRC in August 2008 and April 2009, there are certain contractual arrangements among Shanghai EaseNet, the joint venture established between Blizzard and the Company, and the Company.

StormNet IT HK, StormNet IT SH and Shanghai EaseNet (collectively referred to as the “JV Group”) are variable interest entities as equity investment at risk is not sufficient to permit the JV Group to finance its activities without additional subordinated financial support provided by any parties.  Due to the restriction on the disposition of their respective shares in the joint venture, Blizzard and NetEase are considered related parties for purposes of identifying which party is the primary beneficiary under ASC 810.  Since the aggregate variable interests held by Blizzard and NetEase would, if held by a single party, identify that party as the primary beneficiary, either Blizzard or NetEase will be the primary beneficiary. Based on the assessment of all relevant facts and circumstances, the Company determined that NetEase is most closely associated with the JV Group and therefore is the primary beneficiary.  As a result, the JV Group’s results of operations, assets and liabilities have been included in the Company’s consolidated financial statements.

The Company conducts substantially all of its business through the various VIEs discussed above and their subsidiaries, and therefore these companies directly affect the Company’s financial performance and cash flows.  As discussed below, if the Chinese government determines the VIE agreements do not comply with applicable laws and regulations and requires the Company to restructure its operations entirely or discontinue all or any portion of its business, or if the uncertainties in the PRC legal system limit the Group’s ability to enforce these contractual agreements, the Group’s business operations will be significantly disrupted and the Group might be unable to consolidate these companies in the future.  In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote.

Risks related to the VIE arrangements

The Company believes that its contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable.  The major shareholder of Guangzhou NetEase, which is in turn the major shareholder of Guangyitong Advertising, Wangyibao Company and Youdao Computer, and Shanghai EaseNet is the largest shareholder of the Company.  He therefore has no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if Mr. Ding were to reduce his interest in the Company, his interests may diverge from that of the Company and that may potentially increase the risk that he would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. If the VIEs fail to perform their respective obligations under the current contractual arrangements, the Company may have to incur substantial costs and expend significant resources to enforce those arrangements and rely on legal remedies under Chinese laws. The Chinese laws, rules and regulations are relatively new, and because of the limited volume of published decisions and their non-binding nature, the interpretation and enforcement of these laws, rules and regulations involve substantial uncertainties. These uncertainties may impede the ability of the Company to enforce these contractual arrangements, or suffer significant delay or other obstacles in the process of enforcing these contractual arrangements and materially and adversely affect the results of operations and the financial position of the Company.

In addition, many Chinese regulations are subject to extensive interpretive powers of governmental agencies and commissions, and there are substantial uncertainties regarding the interpretation and application of current and future Chinese laws and regulations.  Accordingly, the Company cannot be assured that Chinese regulatory authorities will not ultimately take a contrary view to its belief and will not take action to prohibit or restrict its business activities.  The relevant regulatory authorities would have broad discretion in dealing with any deemed violations which may adversely impact the financial statements, operations and cash flows of the Company (including the restriction on the Company to carry out the business). It is unclear, however, how such restructuring could impact the Company’s business and operating results, as the Chinese government has not yet found any such contractual arrangements non-compliant. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could potentially:

·                        revoke the Group’s business and operating licenses;

·                        require the Group to discontinue or restrict operations;

·                        restrict the Group’s right to collect revenues;

·                        block the Group’s websites;

·                        require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

·                        impose additional conditions or requirements with which the Group may not be able to comply; or

·                        take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, its subsidiaries or the VIEs.

Principal Accounting Policies	12 Months Ended
Dec. 31, 2011
Principal Accounting Policies
Principal Accounting Policies

2.                       Principal Accounting Policies

(a)                   Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary with the ownership interests of minority shareholders reported as non-controlling interests. All significant transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation. The Company consolidates a VIE if the Company has the power to direct matters that most significantly impact the activities of the VIE, and has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.

(b)                   Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements are prepared based on the historical cost convention.

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results might differ from those estimates. These estimates and assumptions include, but are not limited to, assessing the following: lives of the permanent in-game items, the determination of whether sales prices are fixed or determinable and collection is probable or reasonably assured and the recoverability of accounts receivable, realization of deferred tax assets and the determination of uncertain tax positions, useful lives and impairment provision of property, equipment and software and intangibles, and fair value of the Company’s stock options and restricted share units.

(c)                   Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured.

Revenues presented in the consolidated statements of operations and comprehensive income represent revenues from online game services, advertising services and wireless value-added services and others recognized net of sales discount.

(i)                     Online game services

The Group sells prepaid point cards through Guangzhou NetEase and Shanghai EaseNet to the end user. Customers can purchase physical prepaid point cards in different locations in China, including Internet cafés, software stores, convenience stores and bookstores. Customers can also purchase “virtual” prepaid points from vendors who register the points in the Group’s system and “virtual” prepaid cards online via debit and credit cards or bank transfers via the Company’s Wangyibao online payment services platform, and receive the prepaid point information over the Internet. Customers can use the points to play the Group’s online games, pay for in-game items and use other fee-based services. Proceeds received from the sales of prepaid point cards and online points to players are recorded as deferred revenues. The Group earns revenue through providing online game services to players under two types of revenue models: time-based revenue model and item-based revenue model. For online games using the time-based model, players are charged based on the time they spend playing games.

Under the item-based model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. Revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the in-game items. The Company considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors, including the acceptance and popularity of expansion packs, promotional events launched and market conditions to arrive at the best estimates for the estimated lives of the permanent in-game items. The Group assesses the estimated lives of the permanent in-game items for the item-based games on a quarterly basis. Adjustments arising from the changes of estimated lives of permanent in-game items are applied prospectively as such changes are resulted from new information indicating a change in the game player behavior patterns.

Unused online points in a personal game account are recognized as revenues when the likelihood that the Group would provide further online games services with respect to such online points is remote.  The Group has determined that such likelihood is remote when the personal game account has been inactive for 540 days or more. The revenue recognized from the inactive accounts was insignificant in 2010 and 2011.

(ii)                   Advertising services

The Group derives its advertising revenues principally from short-term online advertising contracts engaged by Guangyitong Advertising. Advertising service contracts may consist of multiple elements that typically spans over a quarter to a year. Before 2011, the Company has not established vendor specific objective evidence of fair value for the multiple components and, as a result, with respect to the advertising contract that do not include a fixed delivery pattern for various types of advertising services, recognition of revenues is deferred until completion of the contract. For the advertising contracts with a fixed delivery pattern, revenues are recognized ratably over the period in which the advertisement is displayed and only if collection of the resulting receivables is probable. In accordance with ASU No.2009-13 Revenue Recognition - Multiple-Deliverable Revenue Arrangements (“ASU No.2009 -13”), on January 1, 2011, the Company began to treat advertising contracts with multiple deliverable elements as separate units of accounting for revenue recognition purposes and to recognize revenue on a periodic basis during the contract when each deliverable service is provided. Since the contract price is for all deliverables, the Company allocates the arrangement consideration to all deliverables at the inception of the arrangement on the basis of their relative selling price according to the selling price hierarchy established by ASU No.2009-13. The Company use (a) vendor-specific objective evidence of selling price, if it exists, otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, the Company will use (c) the management’s best estimate of the selling price for that deliverable. The adoption did not have a material impact on the Company’s consolidated financial statements.

In the search engine business, Youdao Information enters into “cost per action” (“CPA”) advertising contracts and receives fees when an online user performs a specific action such as purchasing a product from or registering with the advertiser. Revenue for CPA contracts is recognized when the specific action is completed. Youdao Information may also enter into advertising business contracts with advertisers that include guarantees of a minimum number of impressions or times that an advertisement appears in pages viewed by users. To the extent that minimum guaranteed impressions are not met within the contractual time period, the related revenues are deferred until the remaining guaranteed impression levels are achieved.

The Company recognizes revenue and expense at fair value from a barter transaction involving advertising services provided by the Group only if the fair value of the advertising services surrendered in the transaction is determinable based on the entity’s own historical practice of receiving cash and cash equivalents, marketable securities, or other consideration that is readily convertible to a known amount of cash for similar advertising from buyers unrelated to the counterparty in the barter transaction.

For the years ended December 31, 2009, 2010 and 2011, the Group engaged in certain advertising barter transactions for which the fair value was not determinable and therefore no revenues or expenses derived from these barter transactions were recognized. These transactions primarily involved exchanges of advertising services rendered by the Group for advertising, promotional benefits, content, consulting services and software provided by the counterparties.

(iii)                Wireless value-added services and others

Revenue from Wireless value-added services (“WVAS”) is predominantly derived from activities related to short messaging services (“SMS”) and non-SMS services such as multimedia messaging, wireless application protocol and interactive voice response services. The Group derives WVAS revenues principally from providing value-added services such as friends matching, news and information services, color ring-tone and logo downloads and various other related products to mobile phone users under co-operative arrangements with mobile phone operators. The Group recognizes and reports its WVAS revenues based on its share of the revenues under these co-operative arrangements net of the amounts retained by the mobile phone operators for their services performed in the month based on the monthly confirmation from the mobile phone operators for the service period when the message, content or service is delivered. Where a confirmation has not been received from a mobile phone operator, the Group estimates the revenue, as well as the amounts of billing and transmission failures, applicable to the services provided through that operator and recognizes the estimated revenue net of estimated billing and transmission failures. Revenue is adjusted in the accounts of subsequent period upon receipt of confirmation from the mobile phone operator. Historically, there have been no significant adjustments to the revenue estimates.

Other fee-based premium services revenues, operated on a monthly subscription basis, are derived principally from providing premium e-mail, friends matching and dating services. Prepaid subscription revenues are deferred and are recognized by the Group on a straight-line basis over the period in which the services are provided.

In February 2009, the Company launched its Wangyibao payment platform, through which game players registered for Wangyibao operations can deposit money in their accounts and use the accounts to pay for game point cards and other fee-based services and products rendered by the Company.  Account holders are charged for service fees based on services consumed in accordance with the service agreement and the Company recognizes revenue when service are rendered.

Revenues from e-commerce services mainly include personalized photo-based products and other e-commerce related services. Revenues are recognized when such products are transferred to the customers or the services are rendered and collections are reasonably assured.

(d)                  Cost of revenues

Costs of online game services, advertising services and wireless value-added services and others consist primarily of staff costs of those departments directly involved in providing such services, royalties and consultancy fees related to licensed games, depreciation and amortization of computers and software, server custody fees, bandwidth, business tax paid by the Company and its subsidiaries on intra-group revenues from the VIEs and other direct costs of providing these services. These costs are charged to the consolidated statements of operations and comprehensive income as incurred.

(e)                   Research and development costs

Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred. Once an online game has reached technological feasibility with a proven ability to operate in the Chinese market, all subsequent online game development costs are capitalized until that game is marketed. Technical feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and game design documentation. The costs incurred for development of on-line game products have not been capitalized because the period after the date technical feasibility is reached and the time when the game is marketed is short historically and the development cost incurred in the period are insignificant. All online game development costs have been expensed when incurred for the years ended December 31, 2009, 2010 and 2011.

The Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Direct costs incurred to develop the software during the application development stage that can provide future benefits are capitalized.

(f)                     Cash, cash equivalent and time deposits

Cash and cash equivalents represent cash on hand, demand deposits placed with large reputable banks in Hong Kong or China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of less than three months. As of December 31, 2010, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars and Euro amounting to approximately US$19.0 million and Euro5.1 million, respectively. As of December 31, 2011, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars and Euro amounting to approximately US$32.1 million and Euro18.6 million, respectively (equivalent to approximately RMB202.2 million and RMB151.6 million, respectively).

Time deposits represent time deposits placed with banks with original maturities of three months or more. As of December 31, 2010, there were time deposits denominated in US dollars and Euro amounting to approximately US$55.1 million and Euro70.7 million. As of December 31, 2011, there were time deposits denominated in US dollars and Euro amounting to approximately US$34.5 million and Euro55.8 million (equivalent to approximately RMB217.4 million and RMB455.1 million, respectively).

As of December 31, 2010 and 2011, the Company had approximately RMB8.7 billion and RMB11.6 billion cash and cash equivalents and time deposits held by its PRC subsidiaries and VIEs, representing 91.7% and 97.4% of total cash and cash equivalents and time deposits of the Company, respectively.

As of December 31, 2010 and 2011, the Company had a restricted cash balance which is set aside for a period of less than 12 months of approximately RMB140.6 million and RMB318.7 million, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2010	2011
	RMB	RMB
Guarantee deposit for consulting fee payments due to Blizzard	36.0	85.0
Escrow account deposit for funding sales and marketing activities of Blizzard’s licensed games	104.6	233.7
	140.6	318.7

The Company had no other lien arrangements during 2010 and 2011.

(g)                  Fair value of financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

The Group’s financial instruments, including cash and cash equivalents and time deposits with maturity terms no longer than one year, accounts receivable, held-to-maturity investments and accounts payable, are carried at cost or amortized cost as of the balance sheet dates. The carrying values approximate their fair values due to the short maturities of these instruments. Please see note 24 for additional information.

(h)                  Held-to-maturity investment

The investments that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity investments and stated at amortized cost. For individual investment classified as held-to-maturity investments, the Company evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance with the Company’s policy and ASC 320-10. If the Company concludes that, it does not intend or is not required to sell an impaired debt investment before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity investments continue to be recognized at the amortized cost.

(i)                     Investment in associated companies

Investments in associated companies in which the Company is in a position to exercise significant influence by participating in, but not controlling or jointly controlling, the financial and operating policies are accounted for using the equity method and are reported under other long-term assets in the consolidated balance sheets.

(j)                     Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the following estimated useful lives, taking into account any estimated residual value:

Building	20 years (revised estimated useful life from 15 years)
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the leased assets
Furniture, fixtures and office equipment	5-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years (revised estimated useful life from 2-3 years)

During 2010, the Company revised the estimated useful lives of buildings and software.  With respect to an asset with its estimated useful life revised, the remaining net book value is amortized over the duration of its remaining estimated useful life, where appropriate.  The foregoing-mentioned changes in estimated useful lives did not result in a material change to the Company’s amortization and depreciation charges in 2010 and 2011.

Repairs and maintenance expenditures, which are not considered improvement and do not extend the useful life of the property and equipment, are expensed as incurred. When the Company retires or disposes its property, equipment and software, it records any gain or loss arising from the retirement or disposal under Other, net in its consolidated statements of operations and comprehensive income.

(k)                 Intangible assets

Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Company amortizes its finite-lived intangible assets from business acquisition using the straight-line method:

Land use right	over the remaining term of the land use right period
License right	over the license period
Customer contracts and relationships	8-10 years
Technology	3 years

(l)                     Advertising expenses

The Company expenses advertising costs as incurred and reports these costs under selling and marketing expense. Advertising expenses totaled approximately RMB65.2 million, RMB203.7 million and RMB247.0 million for the years ended December 31, 2009, 2010 and 2011, respectively.

(m)               Foreign currency translation

The functional currency of the entities within the Group is RMB. Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of operations and comprehensive income.

Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.2939 on December 31, 2011 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

(n)                  Share-based compensation

The Company measures the cost of employee services received in exchange for stock options at the grant date fair value of the award under its 1999 Stock Option Plan (see Note 18(a)). The Company recognizes the share-based compensation costs, net of a forfeiture rate, on a straight-line basis of 25% a year over a vesting term of four years.  The Company adopts the Black-Scholes option pricing model to determine the fair value of stock options and account for share-based compensation cost using an estimated forfeiture rate at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Under its 2009 Restricted Share Unit Plan (see Note 18(c)), the Company issues restricted share units (RSUs) to its employees, directors and consultants with performance conditions and service vesting periods ranging from one year to five years. Some of the RSUs issued are to be settled, at the Company’s discretion, in stock or cash upon vesting based on the stock price at grant date. At each reporting period, the Company evaluates the likelihood of performance conditions being met. Share-based compensation costs are then recorded for the number of RSUs expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period. The compensation cost of the RSUs to be settled in stock only is measured based on the fair value of stock when all conditions to establish the grant date have been met. The compensation cost of RSUs to be settled either in stock or cash at the Company’s discretion is remeasured until the date when settlement in stock or cash is determined by the Company.

The Company records share-based compensation to the consolidated statements of operations and comprehensive income with the corresponding credit to the additional paid-in-capital for share options and RSUs to the extent that such awards are to be settled only in stock.  On the other hand, for RSUs which will either be settled in stock or cash as discussed above, the Company continues to mark to market such awards and, in accordance with the vesting schedules of such awards, record the resulting potential liabilities under other long-term payables and accrued liabilities which totaled RMB63.7 million and RMB39.7 million, respectively as of December 31, 2011. There were no significant cash payments for share-based liabilities for the year ended 2009, 2010 and 2011.

Forfeitures were estimated based on the Company’s weighted average historical forfeiture rate of the past five years. Differences between actual and estimated forfeitures are expensed in the period that the differences occur. See Note 18 for further information regarding share-based compensation assumptions and expense.

(o)                   Taxation

Income tax expense is recognized in accordance with the laws of the relevant taxing authorities, with deferred taxes being provided for temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Tax rate changes are reflected in income during the period the changes are enacted.

A deferred income tax asset or liability is computed for the expected future impact of differences between the financial reporting and tax bases of assets and liabilities as well as the expected future tax benefit to be derived from tax loss and tax credit carryforwards. The Company classifies deferred tax assets and liabilities into current and non-current based on the classification of the related asset or liability for financial reporting. A deferred tax liability or asset that is not related to an asset or liability for financial reporting, including deferred tax assets related to tax loss carryforwards, shall be classified according to the expected reversal date of the temporary difference.

Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount “more likely than not” to be realized in future tax returns. The valuation allowance for a particular tax jurisdiction is allocated between current and non-current deferred tax assets for that tax jurisdiction on a pro rata basis.

For a particular tax-paying component of an enterprise and within a particular tax jurisdiction, (a) all current deferred tax assets and liabilities are offset and presented as a single amount and (b) all non-current deferred tax assets and liabilities are offset and presented as a single amount. The Company does not offset deferred tax assets and liabilities attributable to different tax-paying components of the enterprise or to different tax jurisdictions.

The Company reports tax-related interest expense and penalty in Other, net in the consolidated statements of operations and comprehensive income, if there is any.  The Company did not incur any material penalty or interest payments in connection with tax positions during the years ended December 31, 2009, 2010 and 2011.

The Company did not have any significant unrecognized uncertain tax positions as of December 31, 2010 and 2011.

(p)                   Net earnings per share (“EPS”) and per American Depositary Share (“ADS”)

Basic earnings per share are computed on the basis of the weighted-average number of ordinary shares outstanding during the period under measurement. Diluted earnings per share are based on the weighted-average number of ordinary shares outstanding and potential ordinary shares. Potential ordinary shares result from the assumed exercise of outstanding stock options, restricted share units or other potentially dilutive equity instruments, when they are dilutive under the treasury stock method or the if-converted method.

(q)                   Statutory reserves

The Company’s subsidiaries and VIEs incorporated in China are required to make appropriations to certain non-distributable statutory reserves. In accordance with the laws applicable to China’s Foreign Investment Enterprises, its subsidiaries have to make appropriations from its after-tax profit as reported in their PRC Statutory Accounts to non-distributable statutory reserves including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund is at least 10% of the after-tax profits as reported in the PRC Statutory Accounts. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation to the other two reserve funds is at the discretion of the Board of Directors of the respective company. At the same time, the Company’s VIEs, in accordance with the China Company Laws, must make appropriations from their after-tax profit as reported in their PRC Statutory Accounts to non-distributable statutory reserves including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund is at least 10% of the after-tax profits as reported in their PRC Statutory Accounts. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the Board of Directors of the respective companies.

The general reserve fund and statutory surplus fund are restricted to set off against losses, expansion of production and operation or increase in the registered capital of the respective companies. The enterprise expansion fund can be used to expand production or to increase capital. The staff bonus and welfare fund is available to fund payments of special bonuses to staff and for collective welfare benefits. Upon approval by the Board of Directors, the discretionary surplus can be used to offset accumulated losses or to increase capital.

The staff bonus and welfare fund is a liability in nature. The other statutory reserves are not transferable to the Company in the form of cash dividends, loans or advances, and therefore, are not available for distribution except in liquidation.

The following table presents the Group’s appropriations to general reserve fund and statutory surplus fund for the years ended December 31, 2009, 2010 and 2011 (in millions):

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Appropriations to general reserve fund and statutory surplus fund	29.9	96.2	150.6

For the years ended December 31, 2009, 2010 and 2011, NetEase Beijing, Guangzhou Interactive and Boguan did not make appropriations to statutory reserves as their cumulative appropriations in the past have already reached the statutory limit, namely 50% of the registered capital of the respective companies.

(r)                   Non-controlling interests

In 2009, the Company adopted the retrospective presentation and disclosure requirements outlined by the new accounting standard on the non-controlling interest which became effective for fiscal years beginning on or after December 31, 2008. The new accounting standard guidance requires that the non-controlling interest shall continue to be attributed its share of losses even if that attribution results in a deficit non-controlling interest balance. In addition, the new accounting standard requires the presentation and disclosure requirements shall be applied retrospectively for all periods presented.

(s)                   Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

(t)                     Comprehensive income

Comprehensive income is defined as the change in equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

(u)                  Segment reporting

The Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements is set out in details under Note 23.

(v)                    Recently issued accounting pronouncements

In May 2011, Financial Accounting Standards Board (“FASB”) issued revised guidance on the “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.” The revised guidance specifies how to measure fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs, not requiring additional fair value measurements and not intending to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity’s shareholders’ equity in the financial statements during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company is currently evaluating the impact on our consolidated financial statements of adopting this guidance.

In June 2011, the FASB issued revised guidance on the “Presentation of Comprehensive Income”. The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. The revised guidance is to be applied retrospectively and is effective for interim or annual periods beginning after December 15, 2011. The Company has not early adopted the new guidance and is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In September 2011, the FASB revised guidance on the “Testing of Goodwill for Impairment”. The revised guidance specified that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance is effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Company has not early adopted the new guidance and is currently evaluating the impact on its consolidated financial statements of adopting this guidance. The company does not expect the adoption would have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued revised guidance on “Disclosures About Offsetting Assets and Liabilities”. The revised guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning on and after January 1, 2013. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

Concentrations and Risks	12 Months Ended
Dec. 31, 2011
Concentrations and Risks
Concentrations and Risks

3.                        Concentrations and Risks

(a)                    Bandwidth and server custody service provider

The Group relied on telecommunications service providers and their affiliates for bandwidth and server custody service to support its operations during fiscal years 2009, 2010 and 2011 as follows:

	For the year ended December 31,
	2009	2010	2011
Total number of telecommunications service providers	11	12	12
Service providers providing 10% or more of the Company’s requirements	2	3	3
Total % of the Company’s requirements provided by 10% or greater service providers	85.3%	87.9%	86.6%

(b)                    Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, time deposits, restricted cash, accounts receivable and held-to-maturity investments. As of December 31, 2010 and 2011, substantially all of the Company’s cash equivalents, time deposits and restricted cash were held in major financial institutions located in the PRC or Hong Kong, which management consider being of high credit quality. Accounts receivable are typically unsecured and are generally derived from revenue earned from advertising services. No single customer has a receivable balance exceeding 10% of the total accounts receivable balance for the years ended 31 December, 2010 and 2011.

The held-to-maturity investments consist of the investment of fixed-rate corporate bonds of well-known Chinese companies, with a maturity date within one year as of the purchase date, all of those investments have a credit rating of Aa or Aaa by Moody’s Investors Service, or AA or AAA by Standard & Poor’s Corp., or an equivalent rating by another reputable PRC licensed rating service agency. The effective yields of those investments range from 4.27% to 5.65% per annum and have fixed maturity dates within 12 months from the purchase date. Any negative events or deterioration in financial well-being with respect to the counterparties of the above investments and the underlying collateral may cause a material loss to the Company and have a material effect on the Company’s financial condition and results of operations.

(c)                    Major Customers

No single customer represented 10% or more of the Company’s total revenues for the years ended December 31, 2009, 2010 and 2011.

(d)                    Online Games

The Company derived a combined total of 83.1%, 84.4% and 83.6% of its total net revenues for the years ended December 31, 2009, 2010 and 2011, respectively from several of the Company’s self-developed massively multi-player online role-playing games, including Fantasy Westward Journey, Westward Journey Online II, Tianxia III (a comprehensive upgrade from Tianxia II), Ghost and Heroes of Tang Dynasty as well as World of Warcraft, a game developed by and licensed from Blizzard.

(e)                    Chinese Regulations

The Chinese market in which the Group operates exposes the Company to certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to provide Internet services through contractual arrangements in China as this industry remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for the Group’s operations, its legal structure and scope of operations in China, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in China. The Chinese government may also require the Company to restructure its operations entirely if it finds that its contractual arrangements do not comply with the applicable laws and regulations. It is unclear how such a restructuring could impact the Company’s business and operating results, as the Chinese government has not yet found any such contractual arrangements non-compliant. However, any such restructuring may cause significant disruption to the Company’s business operations.

Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2011
Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

4.                        Allowance for Doubtful Accounts

The Company closely monitors the collection of its accounts receivables and records a reserve for doubtful accounts against aged accounts and for specifically identified non-recoverable amounts. If the economic situation and the financial condition of the customer deteriorate resulting in an impairment of the customer’s ability to make payments, additional allowances might be required. Receivable balances are written off when they are determined to be uncollectible. The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2009, 2010 and 2011 (in thousands):

	Balance at January 1,	Charged to (write- back against) cost and expenses	Write-off of receivable balances and corresponding provisions	Balance at December 31,
	RMB	RMB	RMB	RMB
2009	19,848	15,982	(5,815)	30,015
2010	30,015	(20,029)	(2,164)	7,822
2011	7,822	416	(266)	7,972

Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepayments and Other Current Assets
Prepayments and Other Current Assets

5.                        Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31,	December 31,
	2010	2011
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	280,523	363,508
Prepayment for royalties - current portion	197,709	225,307
Interest receivable	49,232	105,798
Prepayments	50,267	65,659
Wangyibao operating funds held by 3rd party online payment settlement service providers	58,679	63,745
Prepayment for business tax	24,376	46,623
Employee advances	4,812	6,288
Security and rental deposits	9,716	5,679
Other	3,479	17,857
	678,793	900,464

In accordance with the license agreements of World of Warcraft and StarCraft II: Wings of Liberty, the Company made the guarantee payments of RMB280.5 million and RMB363.5 million to Blizzard on behalf of Shanghai EaseNet for the minimum guaranteed royalties as of December 31, 2010 and 2011. The guarantee amounts will be released to the Company as and when actual royalties are paid by Shanghai EaseNet to Blizzard.

As of December 31, 2010 and 2011, prepayments for royalties totaled approximately RMB197.7 million and RMB225.3 million, representing prepaid royalties based on game cards activated but remaining unconsumed related to operations of games licensed from Blizzard.

In February 2009, the Company launched its Wangyibao online payment platform, through which game players registered for Wangyibao online payment services can deposit money in their accounts and use the accounts to pay for game point cards and other fee-based services and products rendered by the Company.  Account holders may also withdraw money from their accounts at any time, such as to pay for items purchased from other players or when they want the return of their money.  The Company engages certain third party online payment settlement service providers to collect payments from and process withdrawals by customers.  As of December 31, 2010 and 2011, the Company had operating funds totaling RMB58.7 million and RMB63.7 million, respectively, held by its third party online payment settlement service providers as shown above.

The amount of employee advances listed above included staff housing loan balances of RMB3.9 million and RMB5.4 million repayable within 12 months from December 31, 2010 and 2011, respectively (see Note 10 (b)). No advances were made directly or indirectly to the Company’s executive officers for their personal benefit for the years ended December 31, 2010 and 2011.

Held-to-maturity Investments	12 Months Ended
Dec. 31, 2011
Held-to-maturity Investments
Held-to-maturity Investments

6.                        Held-to-maturity Investments

As of December 31, 2010 and 2011, the Group’s held-to-maturity investments, which were fixed-rate investments with a maturity date within one year when purchased, totaled approximately nil and RMB993.6 million, respectively. As of December 31, 2011, all the fixed-rate investments were corporate bonds with effective yield ranging from 4.27% to 5.65% per annum.

The following is a summary of held-to-maturity investments (in thousands):

		December 31, 2011
	Carrying Value	Unrecognized Gains/(Loss)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities
-Fixed rate investments	993,606	—	993,606

During the years ended December 31, 2009, 2010 and 2011, the Company recorded investment income related to held-to-maturity investments of nil, nil and RMB13.1 million in the consolidated statements of operations and comprehensive income, respectively.

Property, Equipment and Software	12 Months Ended
Dec. 31, 2011
Property, Equipment and Software
Property, Equipment and Software

7.                        Property, Equipment and Software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2010	2011
	RMB	RMB
Building	477,402	479,344
Leasehold improvements	73,408	80,615
Furniture, fixtures and office equipment	38,170	45,477
Vehicles	4,109	7,167
Servers and computers	483,618	643,033
Software	41,275	44,405
Construction in progress	144	118,581
	1,118,126	1,418,622
Less: Accumulated depreciation	(362,348)	(570,153)
Net book value	755,778	848,469

Depreciation expense was RMB114.8 million, RMB153.3 million and RMB208.3 million for the years ended 2009, 2010 and 2011, respectively.

The Company occupies a building in Guangzhou with floor space of approximately 20,000 square meters which was previously owned by a third party property developer. William Lei Ding, the Company’s Chief Executive Officer, Director and major shareholder, had previously paid a deposit of RMB62.4 million to the property developer and agreed to purchase the property from the land developer once the title is issued. The Company and Mr. Ding had negotiated with the property developer to return Mr. Ding’s deposit and grant the Company the right to purchase the property upon the title being issued. However, these negotiations were unsuccessful and the property developer was found to have mortgaged such property to the bank. In February 2009, the Company and Mr. Ding agreed that Mr. Ding would initiate certain arbitration proceedings against the property developer to demand that the developer discharge the mortgage and complete registration for the transfer of title to Mr. Ding. Following negotiations during the arbitration process, both parties entered into a settlement agreement on December 24, 2009. Under the settlement agreement, the Company made a payment of approximately RMB13.7 million to the land developer on behalf of Mr. Ding and the land developer completed the transfer of the entire property to Mr. Ding in January 2010.  By July 2010, Mr. Ding completed the transfer of his interest in the property to the Company at cost of RMB72.2 million, of which approximately RMB44.4 million and RMB nil remained payable to Mr. Ding as of December 31, 2010 and 2011, respectively (see Notes 13 and 22).  In addition, the Company incurred miscellaneous property-related transfer costs at a total of RMB8.4 million upon this property transfer which was capitalized as part of the property additions in 2010. As a result of the foregoing property transfer, the Company records its property interest in the Guangzhou office building at a total cost of RMB80.6 million during 2010.

From the date the Company commenced occupying this property in July 2006 to its acquisition of the title to the property in June 2010, the Company did not paid any rent for its occupation of this property. The Company has incurred payments for various improvements to the property and installation of equipment in the aggregate amount of approximately RMB75.3 million as of December 31, 2009. Although the Company did not paid any rent for this property, it accrued an imputed rent payable (based on the prevailing market rental) of approximately RMB33.9 million for the period from July 2006 to June 2010. The provision of the imputed rent was previously reported under accounts payable in the Company’s consolidated balance sheets. Following the successful transfer of the building to the Company by Mr. Ding in June 2010,  the Company credited the total amount of imputed rental accrued to date of approximately RMB33.9 million to the accumulated depreciation account and will amortize the remaining cost of the building over the estimated useful life of the building.

During 2007, the Company started to construct a new research and development center in Hangzhou, China.  Construction of the main building was completed in December 2010 and relevant depreciation began in January 2011.  As of December 31, 2011, the accumulated capital expenditures in connection with the construction and renovation of our new research and development center were RMB396.7 million, excluding payment for the land use right, which was recorded separately (see Note 8). The Company does not expect to incur material costs for the completion of certain parts of the building which remained unfurnished and unused as of December 31, 2011.

As of December 31, 2011, Construction in progress balance mainly represented a prepayment of RMB110.9 million for the construction of an office building in Beijing. All the related cost is capitalized in construction in progress to the extent they are incurred for the purposes of bringing the construction development to a usable state.

Land Use Right	12 Months Ended
Dec. 31, 2011
Land Use Right
Land Use Right

8.                        Land Use Right

The Company acquired the land use right in 2007 for the purpose of constructing a new research and development center in Hangzhou, China. Amortization of the land use right is made over the remaining term of the land use right period of 50 years from March 13, 2008 when the Company first obtained the land use right certificate from the local authorities. The land use right will be fully amortized by August 31, 2057.  The land use right is summarized as follows (in thousands):

	December 31,	December 31,
	2010	2011
	RMB	RMB
Cost	27,779	27,779
Incentive payment from Hangzhou local government	(15,000)	(15,000)
Accumulated amortization	(733)	(991)
Land use right, net	12,046	11,788

The total amortization expense for each of the years ended December 31, 2009, 2010 and 2011 amounted to approximately RMB258,000.  The estimated amortization expense for each of the five succeeding fiscal years is expected to be approximately RMB258,000 each year.

License Rights	12 Months Ended
Dec. 31, 2011
License Rights
License Rights

9.                        License Rights

In August 2008, Blizzard agreed to license to Shanghai EaseNet on an exclusive basis in China three personal computer strategy games: StarCraft II: Wings of Liberty, a sequel to Blizzard’s space-themed game, which was commercially launched in China on April 6, 2011; Warcraft III: Reign of Chaos, a fantasy-themed game; and Warcraft III: The Frozen Throne, an expansion pack to Warcraft III: Reign of Chaos. Blizzard also licenses on an exclusive basis in China its Battle.net platform which enables multiplayer interaction within these games and other online services. The term of these licenses will be three years, with an additional one year extension upon agreement of the parties, commencing from the commercial launch of StarCraft II: Wings of Liberty in China. On behalf of Shanghai EaseNet as licensee of the games, the Company has paid to Blizzard US$4.0 million (RMB27.5 million) and US$6.0 million (RMB39.3 million) as initial license fee in 2008 and 2011, respectively, and started amortizing those prepaid license fees since April 2011.

As of December 31, 2011, the Company made an assessment of the above license rights for impairment using an income approach, which involved applying an appropriate discount rate to estimate the cash flows forecasts. Based on the assessment result, the Company recorded an impairment charge of approximately RMB50.3 million in general and administrative expenses of the consolidated statements of operations and comprehensive income, which representing 100% provision on the unamortized portion of those license rights as of December 31, 2011.

Additionally, in April 2009, the Company paid Blizzard a 3-year license fee of US$30 million (RMB204.8 million) for the right to operate World of Warcraft. As World of Warcraft was commercially re-launched in September 2009, the Company started amortizing the prepayment for the license right over the license term. No impairment provision was made on World of Warcraft’s license as of December 31, 2011.

The foregoing license rights are summarized as follows (in thousands):

	December 31,	December 31,
	2010	2011
	RMB	RMB
Payment for license rights	232,283	271,582
Accumulated amortization	(87,646)	(172,304)
Impairment provision for license rights other than World of Warcraft	—	(50,316)
	144,637	48,962

The total amortization expense for the years ended December 31, 2009, 2010 and 2011 amounted to approximately RMB19.4 million, RMB68.2 million and RMB84.7 million, respectively. As of December 31, 2011, the estimated amortization expense for the future fiscal years is expected to be as follows (in thousands):

RMB
2012	48,962

In March 2012, the Company and Blizzard agreed to extend the license of World of Warcraft for an additional 3 years, following the expiration of the current license agreement. (see Note 20(a)).

Other Long-term Assets	12 Months Ended
Dec. 31, 2011
Other Long-term Assets
Other Long-term Assets

10.                 Other Long-term Assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2010	2011
	RMB	RMB
Investment in associated companies	34,677	33,482
Staff housing loans	8,896	14,004
Non-current rental deposits	2,198	9,747
Others	5	1,707
	45,776	58,940

(a)          In August 2008, the Company acquired a 38.5% equity interest in SunEase, Inc., a provider of e-mail integration solution and corporate email post office operation services, sales of domain names and search engine marketing, for a consideration of approximately RMB31.0 million in cash. The investment was accounted for under the equity method of accounting with allocation of the purchase price set out as follows (in thousands):

RMB
Tangible assets	12,050
Intangible assets	6,722
Goodwill	14,046
Liabilities	(1,818)
31,000

The above intangible assets consisted of trade name, customer contracts and relationships and technology valued at RMB2.3 million, RMB2.8 million and RMB1.6 million, respectively. Amortization expense of the above-mentioned intangible assets was approximately RMB1.0 million, RMB1.0 million and RMB0.8 million for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2011, the estimated aggregate amortization expense for such intangible assets for each of the next five years is as follows (in thousands):

RMB
2012	450
2013	450
2014	450
2015	450
2016	359
2,159

The Company recorded equity share of losses from associated companies totaling RMB4.1 million and RMB1.2 million for the years ended December 31, 2009 and 2011, respectively, and equity share of profits of RMB1.1 million for the year ended December 31, 2010.

(b)  The Company made housing loans to its employees (excluding executive officers) for house purchases via a third-party commercial bank in China totaling RMB7.6 million and RMB12.6 million for the years ended December 31, 2010 and 2011, respectively. Each individual staff housing loan is secured either by the property for which the loan is extended or by approved personal guarantees for the loan amount granted. The repayment term is five years from the date of drawdown. The interest rate is fixed between 2.25% to 3.50% per annum for the years ended December 31, 2010 and 2011, respectively. The outstanding portion of the staff housing loans repayable within 12 months as of December 31, 2010 and 2011 amounted to approximately RMB3.9 million and RMB5.4 million, respectively, are reported under prepayments and other current assets in the consolidated balance sheets (see Note 5).

Taxation	12 Months Ended
Dec. 31, 2011
Taxation
Taxation

11.                 Taxation

(a)                    Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company and Ujia Cayman are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company or Ujia Cayman to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

NetEase Interactive is exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

Hong Kong

Hong Kong NetEase Interactive, NetEase Hong Kong, Ujia Hong Kong and StormNet IT HK are subject to 16.5% income tax for 2010 and 2011 on their taxable income generated from operation in Hong Kong. The payments of dividends by these companies to their shareholders are not subject to any Hong Kong withholding tax.

China

In accordance with the “Income Tax Law of the People’s Republic of China concerning Foreign Investment Enterprises and Foreign Enterprises” (“the previous income tax laws”) prevailing prior to January 1, 2008, foreign invested enterprises were generally subject to a national and local enterprise income tax (“EIT”) at the statutory rates of 30% and 3%, respectively.

On March 16, 2007, the National People’s Congress of PRC enacted the Enterprise Income Tax Law, under which Foreign Invested Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. Preferential tax treatments will continue to be granted to FIEs or domestic companies which conduct businesses in certain encouraged sectors and to entities otherwise classified as “Software Enterprises” and/or “High and New Technology Enterprises” (“HNTEs”). The Enterprise Income Tax Law became effective on January 1, 2008.

The Enterprise Income Tax Law provides a five-year transition period for FIEs to gradually increase their tax rates to the uniform tax rate of 25% for those entities established before March 16, 2007, which enjoyed a favorable income tax rate of less than 25% under the previous income tax laws. In addition, the Enterprise Income Tax Law provides grandfather treatment for enterprises which were qualified as HNTEs under the previous income tax laws and were established before March 16, 2007, if they continue to be recognized as HNTEs under the Enterprise Income Tax Law. The grandfather provision allows these enterprises to continue to enjoy their unexpired tax holiday provided by the previous income tax laws.

NetEase Beijing was recognized as a HNTE under the Enterprise Income Tax Law and enjoyed a preferential tax rate of 15% from 2009 to 2011. In March 2011, NetEase Beijing was also approved as a Key Software Enterprise and enjoyed a preferential tax rate of 10% for fiscal year 2010; the Company recorded the resulting income tax reduction in its consolidated financials in 2011.

Guangzhou Interactive was recognized as a HNTE under the Enterprise Income Tax Law and enjoyed a preferential tax rate of 15% from 2009 to 2011. Furthermore, in December 2009, Guangzhou Interactive was also approved as Key Software Enterprise and enjoyed a preferential tax rate of 10% for fiscal year 2009.

For 2009 and 2010, Boguan was subject to a preferential tax rate of 12.5% as it was qualified for the Software Enterprise tax status in 2006 and subject to a 50% reduction to its EIT rate in 2009 and 2010. Furthermore, Boguan was qualified as Key Software Enterprise in December 2009 and therefore the preferential tax rate was decreased to 10% for fiscal year 2009.  In March 2011, Boguan was also approved as a Key Software Enterprise and enjoyed a preferential tax rate of 10% for fiscal year 2010; the Company recorded the resulting income tax reduction in its consolidated financials in 2011. For 2011, Boguan was subject to a preferential tax rate of 15% as it was qualified for the HNTE tax status.

NetEase Hangzhou was recognized as a Software Enterprise and HNTE in 2007. Accordingly, NetEase Hangzhou enjoyed a preferential tax rate of 12.5% from 2009 to 2011.

NetEase Beijing, Guangzhou Interactive, Boguan and NetEase Hangzhou have successfully renewed their HNTE qualifications in 2011, so all of the above entities will continue to enjoy a preferential tax rate of 15% from 2012 to 2013, which will be subjected to the annual examination from local authorities.

Guangzhou Information and Hangzhou Langhe were recognized as Software Enterprise in 2009 and 2010, respectively.  As 2010 was the first tax profit year for both entities, these companies were exempt from EIT for 2010 and 2011 and subject to a 50% reduction in their EIT rates from 2012 to 2014.

Wangyibao was recognized as Software Enterprise in 2011. It is exempt from EIT for 2011 and 2012 and subject to a 50% reduction in its EIT rate from 2013 to 2015.

The following table presents the increase to net income resulting from the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2009, 2010 and 2011 (in thousands except per share data):

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
NetEase Beijing	70,582	32,293	38,105
Guangzhou Interactive	38,276	25,465	25,465
Boguan	130,904	137,188	132,650
NetEase Hangzhou	44,148	74,882	158,522
Guangzhou Information	—	67,421	146,257
Hangzhou Langhe	—	39,471	54,617
Wangyibao	—	—	3,416
Aggregate amount	283,910	376,720	559,032
Earnings per share effect, basic	0.09	0.12	0.17
Earnings per share effect, diluted	0.09	0.12	0.17

The following table sets forth the component of income tax expenses of the Company for the years ended December 31, 2009, 2010 and 2011 (in thousands):

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Current tax expense	356,921	335,827	435,198
Deferred tax expense (benefit)	(43,060)	8,619	(42,442)
Income tax expenses	313,861	344,446	392,756

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2009, 2010 and 2011:

	For the year ended December 31,
	2009	2010	2011
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	0.2	0.1	(0.1)
Effect due to loss of tax-exempt entities	0.4	2.1	1.4
Effect of lower tax rate applicable to Software Enterprises, Key software Enterprise and HNTEs	(13.1)	(12.9)	(15.5)
Change in valuation allowance	2.1	(0.9)	1.8
Income tax refund	—	—	(1.0)
Effect of changes in the tax status	—	—	(0.7)
Effective income tax rate	14.6	13.4	10.9

As of December 31, 2011, certain entities of the Group had net operating loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2012	22,663
Loss expiring in 2013	33,733
Loss expiring in 2014	46,233
Loss expiring in 2015	57,569
Loss expiring in 2016	178,583
338,781

Full valuation allowance was provided on the related deferred tax assets as management does not believe that sufficient positive evidence exists to conclude that recoverability of such deferred tax assets is more likely than not to be realized.

(b)                    Business tax, cultural development fee and value added tax

In China, business taxes are imposed by the government on the revenues reported by the selling entities for the provision of taxable services in China, transfer of intangible assets and the sale of immovable properties in China. The business tax rate varies depending on the nature of the revenues. The applicable business tax rate for the Company’s revenues generally ranges from 3% to 5%. The Company is also subject to cultural development fee on the provision of advertising services in China. The applicable tax rate is 3% of the advertising services revenue.

The State Administration of Taxation (SAT) and the Ministry of Finance released the Circular on Issues Relating to Levying Urban Construction and Maintenance Tax and Education Surcharge on Foreign Enterprises (“Tax Circular”) in November 2010. Under the Tax Circular, urban maintenance and construction tax and education surcharges shall be collected based on value-added tax, consumption tax and business tax (hereinafter referred to as “Base Taxes”) of foreign-invested enterprises effective from December 1, 2010.  The Urban Maintenance and Construction Tax Regulations provides that :the urban maintenance and construction tax rates shall be: 7% for a taxpayer in a city, 5% for a taxpayer in a county town or town, and 1% for a taxpayer living in a place other than a city, county town or town.  And the Education Surcharge Provisions provides that all institutions and individuals who pay value-added tax and business tax, other than institutions who pay rural education surcharges pursuant to the Circular of the State Council on Raising Funds for Running Rural Schools, shall pay an education surcharge; and the education surcharge rate is 3%, based on value-added tax, business tax and excise tax actually paid by each institution or individual.  As a result, the tax rates applicable to the Company’s foreign-invested enterprises are 7% and 3% for the newly implemented Urban Maintenance and Construction Tax and Education Surcharge effective from December 1, 2010.  The new tax regulation is imposed on a prospective basis.

Pursuant to the Provision Regulation of the PRC on value added tax and its implementation rules, all entities engaged in the sale of goods in china are generally required to pay value added tax at a rate of 17.0% or other applicable value added tax rate implemented by the Provision Regulation of the gross sales proceeds received, less any creditable value added tax already paid or borne by the taxpayer.  Most of the Company’s operations are not subject to valued added tax, and the balance of value added tax payables/receivables were not material as of December 31, 2010 and 2011 and are expected to remain immaterial for the foreseeable future.

Since 1 January 2012, a pilot program of transition specified industries from being subject to Business Tax (“BT”) to Value Added Tax (“VAT”) formally commenced in Shanghai (“Pilot Program”). This round of Pilot Program starts with the “Transportation industry” and certain “Modern Service Industries”, which may possibly be extended to countrywide.  According to the implementation circulars released by the Ministry of Finance and the State Administration of Taxation on the Pilot Program, the “Modern Service Industries” includes research, development and technological services, information technology services, cultural innovation services, logistics support, lease of corporeal properties, attestation and consulting services.

In terms of the above implementation, the Pilot Program effects certain entities registered in Shanghai, which changes from the BT rate at 5% to the VAT rate at 6% after the credit of the input VAT from 2012.

The Company does not expect the Pilot Program to have significant impact on the consolidated financial statements for the year ended December 31, 2012.

(c)                   Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2010 and 2011 (in thousands):

	December 31,	December 31,
	2010	2011
	RMB	RMB
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	30,042	66,108
Accruals	42,017	56,364
	72,059	122,472
Less: valuation allowance	—	(10,482)
Total	72,059	111,990

Deferred tax assets - Non-current:
Depreciation of fixed assets	1,530	2,586
Impairment of license rights	—	12,579
Net operating loss carry forward	18,625	62,265
	20,155	77,430
Less: valuation allowance	(18,625)	(74,844)
Total	1,530	2,586

Deferred tax liabilities - Non-current:
Withholding tax on the joint venture’s retained earnings (see Note 11 (d))	(1,455)	—

The Company does not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets of certain entities of the group is more likely than not to be realized. Consequently, the Company has provided full valuation allowances on the related deferred tax assets. The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

		Provision
	Balance at	(write-back)	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2009	10,984	31,346	42,330
2010	42,330	(23,705)	18,625
2011	18,625	66,701	85,326

(d)                   Withholding income tax

The new Enterprise Income Tax Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China. Such withholding income tax was exempted under the previous income tax law. On February 22, 2008, the Ministry of Finance and State Administration of Taxation jointly issued a circular which stated that for FIEs, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors. Based on the interpretation of the current tax laws, management believes that the Company and all its non-PRC subsidiaries are not considered as a “resident enterprise” in China for corporate income tax purposes, but it cannot be certain that the relevant PRC tax authorities will agree with this determination. Except for the foregoing withholding taxes, the Company’s non-PRC subsidiaries, which are currently all incorporated in Hong Kong, the British Virgin Islands or Cayman Islands are not subject to taxation on dividends they receive from the Company’s PRC subsidiaries.

The Company has accrued withholding tax on retained earnings, if any held by StormNet IT SH that it does not expect to permanently reinvest. For all other entities, the Company expects that its FIEs in China will indefinitely reinvest all post-2007 earnings such that no withholding tax is expected to be incurred. Accordingly, as of December 31, 2010 and 2011, deferred tax liabilities of RMB313.7 million and RMB493.0 million have not been recognized in respect of the retained earnings of its other entities in China for all post-2007 periods presented.

Taxes Payable	12 Months Ended
Dec. 31, 2011
Taxes Payable
Taxes Payable

12.                Taxes Payable

The following is a summary of taxes payable as of December 31, 2010 and 2011 (in thousands):

	December 31,	December 31,
	2010	2011
	RMB	RMB
Business tax	56,887	71,371
Withholding individual income taxes for employees	13,743	27,445
Enterprise income taxes	199,959	269,198
Others	18,743	23,755
	289,332	391,769

Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2011
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

13.                Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2010 and 2011 (in thousands):

	December 31,	December 31,
	2010	2011
	RMB	RMB
Customer deposits on Wangyibao accounts	142,307	267,372
Accrued fixed assets related payables	96,248	35,663
Payable related to Guangzhou building (Notes 7 and 22)	44,360	—
Marketing expenses	40,277	57,937
Server custody fees and telecommunication charges	27,864	27,136
RSU payables (see Note 2(n))	27,154	39,733
Option proceeds payable to employees	10,570	12,058
Professional fees	9,382	9,108
Accrued revenue sharing	8,936	10,014
Content fees	5,925	5,609
Game card production costs	4,033	3,206
Others	35,356	30,284
	452,412	498,120

Deferred Revenue	12 Months Ended
Dec. 31, 2011
Deferred Revenue
Deferred Revenue

14.                Deferred Revenue

Deferred revenue represents sales proceeds from prepaid point cards, online points sold and prepaid subscription fees for Internet value-added services for which services are yet to be provided as of the balance sheet dates.

Other Long-term Payable	12 Months Ended
Dec. 31, 2011
Other Long-term Payable
Other Long-term Payable

15.                Other Long-term Payable

The following is a summary of other long-term payables as of December 31, 2010 and 2011 (in thousands):

	December 31,	December 31,
	2010	2011
	RMB	RMB
RSU long-term payable (see Note 2(n))	33,122	63,690
Other	220	200
	33,342	63,890

Capital Structure	12 Months Ended
Dec. 31, 2011
Capital Structure
Capital Structure

16.                Capital Structure

The holders of ordinary shares in the Company are entitled to one vote per share and to receive ratably such dividends, if any, as may be declared by the Board of Directors of the Company. In the event of liquidation, the holders of ordinary shares are entitled to share ratably in all assets remaining after payment of liabilities. The ordinary shares have no preemptive, conversion, or other subscription rights.

Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits
Employee Benefits

17.                Employee Benefits

The Company’s subsidiaries and VIEs incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries and VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Company has no further commitments beyond its monthly contribution.  The following table presents the Group’s employee welfare benefits for the years ended December 31, 2009, 2010 and 2011 (in millions):

	For the year ended December 31
	2009	2010	2011
	RMB	RMB	RMB
Contributions to medical and pension schemes	77.1	109.8	137.2
Other employee benefits	30.9	44.6	68.9
	108.0	154.4	206.1

Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation
Share-based Compensation

18.                Share-based Compensation

(a)                   Description of stock option plan

In December 1999, the Company adopted an incentive and non-statutory stock option plan for the Company’s directors, senior management, employees and consultants (the 1999 Stock Option Plan). According to a resolution of the Board of Directors of the Company in 2000, the 1999 Stock Option Plan was replaced by the 2000 Stock Option Plan.

According to resolutions of the Board of Directors and the shareholders of the Company in 2001, the 2000 stock option plan was amended and restated. Under the amended plan, the number of ordinary shares available for issuance was increased to 323,715,000. The amended plan also included a mechanism for the automatic increase in the number of ordinary shares available for future issuance. This mechanism, which is known as “Evergreen Provision”, provided for a periodic increase so that the number of ordinary shares available under the plan would automatically increase by 3% each year up to a maximum at any given time of 17.5% of the Company’s total outstanding ordinary shares, on a fully-diluted basis. These increases would occur on June 1 of 2001 and January 1 of each year thereafter. The “Evergreen Provision” was suspended following a resolution of the Board of Directors dated March 25, 2002. The 2000 stock option plan expired in February 2010.

(b)                   Other equity interest awards

In 2007, the Company granted equity interest awards in Youdao Computer and Youdao Information to four key employees over a four to five year period, beginning from December 1, 2007 and December 13, 2007, respectively, and ending on the respective anniversary dates of initial employment dates of the four key employees concerned. The percentage of equity interest awards ranged from 0.5% to 1.0%, and amounted to a total of 3.5% each in Youdao Computer and Youdao Information, respectively. The exercise price for each vesting period is to be determined based on the equity interest percentage awarded multiplied by the registered share capital of Youdao Computer and Youdao Information at the time of exercise. In accordance with the terms and conditions of the granting of such equity interest awards, awards granted will be forfeited upon grantee’s termination of employment, either voluntarily or involuntarily. If the employees do not exercise any of the vested equity interest awards, such awards will expire twelve months after the last vesting date. The employees duly exercised all their vested awards in 2009 and 2010 which were reported as exercises of option in a subsidiary by non-controlling shareholders in the consolidated statements of shareholders’ equity.  Upon the departure of one employee from the Company’s service in 2010, a portion of his unvested options representing 0.2% in Youdao Computer and Youdao Information as of the date of departure was cancelled.

(c)                   Restricted share units plan

In November 2009, the Company adopted a restricted share units plan for the Company’s employees, directors and consultants (the 2009 RSU Plan). The Company had reserved 323,694,050 ordinary shares for issuance under the plan.  The 2009 RSU Plan was adopted by a resolution of the Board of Directors on November 17, 2009 and became effective for a term of ten years unless sooner terminated.

(d)                   Share-based compensation expense

The Company recognizes share-based compensation cost in the consolidated statements of operations and comprehensive income based on awards ultimately expected to vest, such amount has been reduced for estimated forfeitures. Forfeitures are estimated based on the Company’s historical experience over the last five years and revised, in subsequent periods if actual forfeitures differ from those estimates.

The table below presents a summary of the Company’s share-based compensation cost for the years ended December 31, 2009, 2010 and 2011 (in thousands):

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Cost of revenues	9,021	37,342	57,318
Selling and marketing expenses	2,323	8,123	11,357
General and administrative expenses	9,861	31,580	17,897
Research and development expenses	10,180	25,361	35,460
	31,385	102,406	122,032

The above share-based compensation cost included approximately RMB35,000, RMB30,000 and nil for the years ended December 31, 2009, 2010 and 2011, respectively in connection with the Company’s other equity interest awards made to four key employees of Youdao Information and Youdao Computer (see Note 18 (b)).

As of December 31, 2011, total unrecognized compensation cost related to the unvested awards under the stock option plan, adjusted for estimated forfeitures, was US$0.2million (RMB1.3 million) and is expected to be recognized through the remaining vesting period of each grant. As of December 31, 2011, the weighted average remaining vesting period was 1.88 years.

As of December 31, 2011, total unrecognized compensation related to unvested awards under the restricted share unit plan, adjusted for estimated forfeitures, was US$40.2 million (RMB253.0 million) and is expected to be recognized through the remaining vesting period of each grant. As of December 31, 2011, the weighted average remaining vesting period was 3.24 years.

(e)                   Valuation assumptions

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. The estimated fair value of each stock option grant was estimated on the date of grant using the Black-Scholes option pricing method with the following assumptions:

	For the year ended December 31,
	2009	2010	2011

Risk free interest rate	1.28%	*	*
Expected life (in years)	2.74	*	*
Expected dividend yield	0%	*	*
Volatility	0.49	*	*
Weighted average fair value of the underlying shares on the date of option grants (US$)	1.659	*	*
Weighted average grant-date fair value of options (US$)	0.545	*	*
Weighted average grant-date fair value of restricted share units (US$)	*	30.76	49.81

*  Not applicable as the Company did not grant any stock options in 2010 and 2011.

Refer to Note 2 (n) for the description of the bases the Company follows in the valuation of RSUs.

(f)                     Stock options award activity

The following table presents a summary of the Company’s stock options and restricted share units award activities for the years ended December 31, 2009, 2010 and 2011:

	Employees	Senior Management	Director and Consultants	Total	Weighted Average Exercise Price
	(in thousands)	(in thousands)	(in thousands)	(in thousands)	US$

Number of ordinary shares issuable upon exercise of stock options:

Outstanding at January 1, 2009	69,149	18,970	1,250	89,369	0.592
Granted during the year	—	—	875	875	1.659
Exercised during the year	(28,530)	(6,450)	(8,438)	(43,418)	0.489
Expired/forfeited during the year	(2,010)	—	—	(2,010)	0.720
Reclassification due to position change	—	(8,125)	8,125	—	—
Outstanding at December 31, 2009	38,609	4,395	1,812	44,816	0.706

Outstanding at January 1, 2010	38,609	4,395	1,812	44,816	0.706
Exercised during the year	(17,946)	(2,520)	—	(20,466)	0.641
Expired/forfeited during the year	(3,294)	—	—	(3,294)	0.728
Outstanding at December 31, 2010	17,369	1,875	1,812	21,056	0.767

Outstanding at January 1, 2011	17,369	1,875	1,812	21,056	0.767
Exercised during the year	(13,664)	(1,875)	—	(15,539)	0.728
Expired/forfeited during the year	(63)	—	—	(63)	0.728
Reclassification due to position change	875	—	(875)	—	—
Outstanding at December 31, 2011	4,517	—	937	5,454	0.877

	Employees	Senior Management	Director and Consultants	Total
	(in thousands)	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:

Granted during 2010	9,138	—	720	9,858
Forfeited during 2010	(758)	—	—	(758)
Outstanding at December 31, 2010	8,380	—	720	9,100

Outstanding at January 1, 2011	8,380	—	720	9,100
Granted during 2011	12,854	4,368	580	17,802
Exercised during 2011	(5,024)	(290)	(720)	(6,034)
Forfeited during 2011	(3,838)	(2,378)	—	(6,216)
Outstanding at December 31, 2011	12,372	1,700	580	14,652

For the year ended December 31, 2011, the numbers of stock options expired and forfeited totaled approximately 0.03 million and 0.03 million, respectively.

The following table presents the total intrinsic value of options exercised and the total fair value of restricted share units on vesting dates for the years ended 2009, 2010 and 2011, respectively:

	Stock Options
	US$	RMB
	(in millions)	(in millions)
Total intrinsic value exercised:
2009	36.3	239.6
2010	18.2	120.2
2011	17.2	111.2

RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2009	Not applicable	Not applicable
2010	Note (a) below	Note (a) below
2011	11.0	71.2

Note (a): The Company made its first award of restricted share units in 2010 and none of such awards was vested in 2010.

The following table presents the weighted average remaining contractual life and exercise price for the options outstanding and exercisable as of December 31, 2011:

		Weighted			Weighted
		Average	Weighted		Average	Weighted
		Remaining	Average		Remaining	Average
	Number	Contractual	Exercise	Number	Contractual	Exercise
Exercise Price	Outstanding	Life	Price	Exercisable	Life	Price
	(in thousands)	Years	US$	(in thousands)	Years	US$
Stock Options
US$0.728	4,579	0.20	0.728	4,579	0.20	0.728
US$1.659	875	2.87	1.659	438	2.87	1.659
	5,454	0.63	0.880	5,017	0.43	0.810
Restricted Share Units
Performance-based settled in stock	844	3.17	n/a	—	—	n/a
Time-based-settled in stock/cash	17,622	3.55	n/a	—	—	n/a
Time-based-settled in stock	18,209	3.61	n/a	—	—	n/a
	36,675	3.57	n/a	—	—	n/a

The aggregate intrinsic value of options outstanding and exercisable as of December 31, 2011 was US$5.0 million and US$4.9 million, respectively. The intrinsic value was calculated as the difference between the Company’s closing stock price of US$44.85 per ADS, or US$1.7940 per share as of December 30, 2011, and the exercise price of the underlying options as of that date.

The aggregate intrinsic value of restricted share units outstanding as of December 31, 2011 was US$62.8 million. The intrinsic value was calculated based on the Company’s closing stock price of US$44.85 per ADS, or US$1.7940 per share as of December 30, 2011.

It is the Company’s policy to issue new shares upon share option exercise and vesting of restricted shares.  The Company’s 1999 Stock Option Plan expired in February 2010. As of December 31, 2011, the number of shares available for future grant under the Company’s 2009 RSU plan is set out as follows (in thousands):

Total number of shares reserved under the RSU Plan as of January 1, 2011	296,512
No. of restricted shares authorized during 2011	(21,743)
No. of restricted shares cancelled during 2011	6,216
Total number of shares available for future grant as of December 31, 2011	280,985

Net Income Per Share	12 Months Ended
Dec. 31, 2011
Net Income Per Share
Net Income Per Share

19.                Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the years ended December 31, 2009, 2010 and 2011:

	For the year ended December 31,
	2009	2010	2011
Numerator (RMB in thousands):
Net income attributable to NetEase, Inc.’s shareholders for basic/dilutive net income per share calculation	1,850,436	2,235,772	3,234,264

Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic	3,225,250	3,246,426	3,265,550
Dilutive effect of employee stock options and restricted share units	23,733	15,460	11,154
Weighted average number of ordinary shares outstanding, diluted	3,248,983	3,261,886	3,276,704
Net income per share, basic (RMB)	0.57	0.69	0.99
Net income per share, diluted (RMB)	0.57	0.69	0.99

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the year. Diluted net income per share is computed using the weighted average number of ordinary shares and ordinary share equivalents outstanding during the year. For the years ended December 31, 2009, 2010 and 2011, options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net income per share was approximately 13.0 million shares, 5.0 million shares and 9.6 million shares, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

20.                Commitments and Contingencies

(a)                   Commitments

The Company leases office space, staff quarters and certain equipment under non-cancelable operating lease agreements, which expire at various dates through March 2013. As of December 31, 2011, future minimum lease under non-cancelable operating lease agreements, capital commitments and other commitment related to content and services purchases were as follows (in thousands):

	Rental Commitments	Server Custody Fee Commitments	Capital Commitments	Office Machines and Other Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2012	47,348	48,157	77,564	47,194	220,263
2013	31,675	5,297	—	9,022	45,994
2014	9,242	—	—	2,079	11,321
2015	—	—	—	119	119
	88,265	53,454	77,564	58,414	277,697

For the years ended December 31, 2009, 2010 and 2011, the Company incurred rental expenses in the amounts of approximately RMB37.7 million, RMB42.2 million and RMB50.5 million, respectively.

Additionally, in August 2008, Blizzard agreed to license to Shanghai EaseNet on an exclusive basis in China three personal computer strategy games and its Battle.net platform, as described in Note 9 above. The term of the license will be three years, with an additional one year extension upon agreement of the parties, commencing from the commercial release of StarCraft II: Wings of Liberty in China in April 2011.  In April 2009, Blizzard and the Company announced that Blizzard’s World of Warcraft would also be licensed to Shanghai EaseNet in mainland China for a term of three years following the expiration of its previous license agreement on June 5, 2009 with another game operator. Under these license agreements, Shanghai EaseNet is required to pay license fees, royalties and consultancy fees to Blizzard for the games, and it also has a minimum marketing expenditure commitment. In accordance with the above-mentioned two license contracts, the Company has incurred an overall commitment totaling approximately RMB2.2 billion. As of December 31, 2011, the Company’s outstanding commitments under the two license contracts totaled RMB576.9 million which can be summarized as follows (in millions):

RMB
Contract Year One	43.1
Contract Year Two	181.5
Contract Year Three	352.3
Total	576.9

In addition, Shanghai EaseNet is also obligated to purchase or lease certain prescribed hardware and then make such prescribed hardware available to fulfill its obligations under the two license agreements with Blizzard in the aggregate amount of up to approximately RMB1.4 billion over the three-year term of licenses.  This amount represents the maximum expenditure Shanghai EaseNet would have to make for the prescribed hardware, but it may be required to spend this amount in order to satisfy its obligations with respect to such hardware.

With respect to the above commitment table related to Blizzard licensed games, the Company has guaranteed the foregoing amounts if and to the extent Shanghai EaseNet has insufficient funds to make such payments. The Company will be entitled to reimbursement of any amounts paid for the marketing of the games and for hardware support to operate the games under the guarantee from any net profits subsequently generated by Shanghai EaseNet, after the deduction of, among other things, various fees and expenses payable to Blizzard, the Company and the joint venture with Blizzard which provides technical services to Shanghai EaseNet.

In March 2012, Blizzard and Shanghai EaseNet renewed the license agreement of World of Warcraft, and extended the license period to another three-year period commencing from September 2012. Under the renewed license agreement, the Company expects to incur additional commitment totaling approximately RMB1.3 billion, covering royalty and consultancy fees to Blizzard and the minimum marketing expenditure as well.

(b)                   Litigation

From time to time, the Company is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Company’s view of these matters may change in the future. Were an unfavorable outcome to occur, there exists the possibility of a material adverse impact on the Company’s financial position, results of operations or cash flows for the period in which the unfavorable outcome occurs, and potentially in future periods.

Share Repurchase Programs	12 Months Ended
Dec. 31, 2011
Share Repurchase Programs
Share Repurchase Programs

21.                Share Repurchase Programs

The Company’s Board has approved three share repurchase programs prior to 2011 authorizing management to repurchase the Company’s ordinary shares to enhance shareholder value. On November 30, 2011, the Company’s Board approved a new share repurchase programs authorizing management to repurchase up to US$50 million of the Company’s ordinary shares to enhance shareholder value for a period not to exceed three months. The timing and actual number of shares subject to repurchase were at the discretion of the Company’s management and contingent on a number of factors and limitations, including the price of the Company’s stock, corporate and regulatory requirements, alternative investment opportunities and other market conditions. The stock repurchase programs specified a maximum dollar value of shares subject to repurchase and had an expiration date and could have been limited or terminated at any time without prior notice. Such share repurchase program was expired on February 29, 2012 and no stock repurchase was made during the period.

The Company accounts for repurchased ordinary shares under the cost method and include such treasury stock as a component of the common shareholders’ equity. Cancellation of treasury stock is recorded as a reduction of ordinary shares, additional paid-in-capital and retained earnings, as applicable. An excess of purchase price over par value is allocated to additional paid-in-capital first with any remaining excess charged entirely to retained earnings.

There was no other share repurchase program authorized nor any stock repurchase made during the years ended December 31, 2010 and 2011. As of December 31, 2010 and 2011, the Company did not have any repurchased shares pending cancellation.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

22.                Related Party Transactions

As explained in Note 7, by July 2010, Mr. Ding completed the transfer of his interest in the Guangzhou property to the Company at cost of RMB72.2 million, of which approximately RMB44.4 million and nil remained outstanding and included under accrued liabilities and other payables as of December 31, 2010 and 2011, respectively (see Note 13).

On May 4, 2009, an employee of the Company incorporated Zhejiang Province NetEase Foundation (“NetEase Foundation”) and members of its board consisted of the Company’s Chief Executive Officer and certain senior managers. The initial share capital of RMB10.0 million at the formation of NetEase Foundation was donated by NetEase Beijing. Throughout 2009, NetEase Beijing made a total contribution of approximately RMB10.4 million, including the foregoing initial share capital contribution to NetEase Foundation. As of December 31, 2009, NetEase Foundation was still in the process of applying for the approved charitable organization status under the relevant Chinese income tax laws. Accordingly, NetEase Beijing did not record any tax benefit associated with its donation made to NetEase Foundation in 2009.  In April 2010, NetEase Foundation received the relevant government authority’s approval and became an approved charitable organization; hence, NetEase Beijing recognized the tax benefit for its 2009 contribution in fiscal year 2010 accordingly.  During 2010 and 2011, NetEase Foundation received donations totaling RMB26.2 million and RMB0.6 million, respectively, from certain subsidiaries of the Company. There was no outstanding balance between the Company and NetEase Foundation as of December 31, 2010 and 2011.

The principal objectives of the NetEase Foundation are to provide disaster relief and reconstruction after disaster, helping the poor and the elderly with no family support as well as promotion and support of other charitable activities.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

23.                Segment Information

(a)                   Description of segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Chief Executive Officer.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on this organizational structure and information reviewed by the Company’s CODM to evaluate the operating segment results. The Company has determined that its operations are organized into three reportable segments: 1) Online Game Services; 2) Advertising Services; and 3) Wireless Value-added Services and Others.

(b)                   Segment data

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2009, 2010 and 2011. The Group does not allocate any operating costs or assets to its business segments as the Company’s CODM does not use this information to measure the performance of the operating segments. There was no transaction between reportable segments for the years ended December 31, 2009, 2010 and 2011 (in thousands).

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Total revenues:
Online game services	3,368,689	4,944,439	6,552,431
Advertising services	383,560	633,209	795,422
Wireless value-added services and others	71,202	82,141	124,898
Total revenues	3,823,451	5,659,789	7,472,751

Business tax charge (Note 11(b)):
Online game services	(28,758)	(89,937)	(103,824)
Advertising services	(36,876)	(60,551)	(75,349)
Wireless value-added services and others	(870)	(1,632)	(2,926)
Total business taxes	(66,504)	(152,120)	(182,099)

Net revenues:
Online game services	3,339,931	4,854,502	6,448,607
Advertising services	346,684	572,658	720,073
Wireless value-added services and others	70,332	80,509	121,972
Total net revenues	3,756,947	5,507,669	7,290,652

Cost of revenues:
Online game services	(638,473)	(1,378,018)	(1,859,176)
Advertising services	(235,841)	(312,921)	(380,201)
Wireless value-added services and others	(98,060)	(107,902)	(132,911)
Total cost of revenues	(972,374)	(1,798,841)	(2,372,288)

Gross profit (loss):
Online game services	2,701,458	3,476,484	4,589,431
Advertising services	110,843	259,737	339,872
Wireless value-added services and others	(27,728)	(27,393)	(10,939)
Total gross profit	2,784,573	3,708,828	4,918,364

All revenues of the Company’s reportable segments are derived from China based on the geographical locations where services are provided to customers.

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments
Financial Instruments

24                   Financial Instruments

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2011 (in thousands):

	Fair Value Measurements
	(RMB)
		Quoted Prices in
		Active Market
		for Identical Assets
		(Level 1)

Liquid investments within 3 months (1)	153,853	153,853
Time deposits	9,704,777	9,704,777
Total	9,858,630	9,858,630

(1)          Included in cash and cash equivalents on the Company’s consolidated balance sheets.

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2010 (in thousands):

Fair Value Measurements
(RMB)
Quoted Prices in
Active Market
for Identical Assets
(Level 1)

Time deposits	8,193,972	8,193,972

Restricted Net Assets	12 Months Ended
Dec. 31, 2011
Restricted Net Assets
Restricted Net Assets

25.                Restricted Net Assets

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s VIEs can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to statutory reserve. The statutory general reserve fund requires annual appropriations of 10% of net after-tax income should be set aside prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately RMB2.4 billion or 18% of the Company’s total consolidated net assets as of December 31, 2011. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries and VIEs for working capital and other funding purposes, the Company may in the future require additional cash resources from its PRC subsidiaries and VIEs due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders. There were no undistributed retained earnings in associated companies in the consolidated retained earnings due to losses incurred by them.

Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Principal Accounting Policies
Basis of consolidation

(a)                   Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary with the ownership interests of minority shareholders reported as non-controlling interests. All significant transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation. The Company consolidates a VIE if the Company has the power to direct matters that most significantly impact the activities of the VIE, and has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.

Basis of presentation

(b)                   Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements are prepared based on the historical cost convention.

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results might differ from those estimates. These estimates and assumptions include, but are not limited to, assessing the following: lives of the permanent in-game items, the determination of whether sales prices are fixed or determinable and collection is probable or reasonably assured and the recoverability of accounts receivable, realization of deferred tax assets and the determination of uncertain tax positions, useful lives and impairment provision of property, equipment and software and intangibles, and fair value of the Company’s stock options and restricted share units.

Revenue recognition

(c)                   Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured.

Revenues presented in the consolidated statements of operations and comprehensive income represent revenues from online game services, advertising services and wireless value-added services and others recognized net of sales discount.

(i)                     Online game services

The Group sells prepaid point cards through Guangzhou NetEase and Shanghai EaseNet to the end user. Customers can purchase physical prepaid point cards in different locations in China, including Internet cafés, software stores, convenience stores and bookstores. Customers can also purchase “virtual” prepaid points from vendors who register the points in the Group’s system and “virtual” prepaid cards online via debit and credit cards or bank transfers via the Company’s Wangyibao online payment services platform, and receive the prepaid point information over the Internet. Customers can use the points to play the Group’s online games, pay for in-game items and use other fee-based services. Proceeds received from the sales of prepaid point cards and online points to players are recorded as deferred revenues. The Group earns revenue through providing online game services to players under two types of revenue models: time-based revenue model and item-based revenue model. For online games using the time-based model, players are charged based on the time they spend playing games.

Under the item-based model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. Revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the in-game items. The Company considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors, including the acceptance and popularity of expansion packs, promotional events launched and market conditions to arrive at the best estimates for the estimated lives of the permanent in-game items. The Group assesses the estimated lives of the permanent in-game items for the item-based games on a quarterly basis. Adjustments arising from the changes of estimated lives of permanent in-game items are applied prospectively as such changes are resulted from new information indicating a change in the game player behavior patterns.

Unused online points in a personal game account are recognized as revenues when the likelihood that the Group would provide further online games services with respect to such online points is remote.  The Group has determined that such likelihood is remote when the personal game account has been inactive for 540 days or more. The revenue recognized from the inactive accounts was insignificant in 2010 and 2011.

(ii)                   Advertising services

The Group derives its advertising revenues principally from short-term online advertising contracts engaged by Guangyitong Advertising. Advertising service contracts may consist of multiple elements that typically spans over a quarter to a year. Before 2011, the Company has not established vendor specific objective evidence of fair value for the multiple components and, as a result, with respect to the advertising contract that do not include a fixed delivery pattern for various types of advertising services, recognition of revenues is deferred until completion of the contract. For the advertising contracts with a fixed delivery pattern, revenues are recognized ratably over the period in which the advertisement is displayed and only if collection of the resulting receivables is probable. In accordance with ASU No.2009-13 Revenue Recognition - Multiple-Deliverable Revenue Arrangements (“ASU No.2009 -13”), on January 1, 2011, the Company began to treat advertising contracts with multiple deliverable elements as separate units of accounting for revenue recognition purposes and to recognize revenue on a periodic basis during the contract when each deliverable service is provided. Since the contract price is for all deliverables, the Company allocates the arrangement consideration to all deliverables at the inception of the arrangement on the basis of their relative selling price according to the selling price hierarchy established by ASU No.2009-13. The Company use (a) vendor-specific objective evidence of selling price, if it exists, otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, the Company will use (c) the management’s best estimate of the selling price for that deliverable. The adoption did not have a material impact on the Company’s consolidated financial statements.

In the search engine business, Youdao Information enters into “cost per action” (“CPA”) advertising contracts and receives fees when an online user performs a specific action such as purchasing a product from or registering with the advertiser. Revenue for CPA contracts is recognized when the specific action is completed. Youdao Information may also enter into advertising business contracts with advertisers that include guarantees of a minimum number of impressions or times that an advertisement appears in pages viewed by users. To the extent that minimum guaranteed impressions are not met within the contractual time period, the related revenues are deferred until the remaining guaranteed impression levels are achieved.

The Company recognizes revenue and expense at fair value from a barter transaction involving advertising services provided by the Group only if the fair value of the advertising services surrendered in the transaction is determinable based on the entity’s own historical practice of receiving cash and cash equivalents, marketable securities, or other consideration that is readily convertible to a known amount of cash for similar advertising from buyers unrelated to the counterparty in the barter transaction.

For the years ended December 31, 2009, 2010 and 2011, the Group engaged in certain advertising barter transactions for which the fair value was not determinable and therefore no revenues or expenses derived from these barter transactions were recognized. These transactions primarily involved exchanges of advertising services rendered by the Group for advertising, promotional benefits, content, consulting services and software provided by the counterparties.

(iii)                Wireless value-added services and others

Revenue from Wireless value-added services (“WVAS”) is predominantly derived from activities related to short messaging services (“SMS”) and non-SMS services such as multimedia messaging, wireless application protocol and interactive voice response services. The Group derives WVAS revenues principally from providing value-added services such as friends matching, news and information services, color ring-tone and logo downloads and various other related products to mobile phone users under co-operative arrangements with mobile phone operators. The Group recognizes and reports its WVAS revenues based on its share of the revenues under these co-operative arrangements net of the amounts retained by the mobile phone operators for their services performed in the month based on the monthly confirmation from the mobile phone operators for the service period when the message, content or service is delivered. Where a confirmation has not been received from a mobile phone operator, the Group estimates the revenue, as well as the amounts of billing and transmission failures, applicable to the services provided through that operator and recognizes the estimated revenue net of estimated billing and transmission failures. Revenue is adjusted in the accounts of subsequent period upon receipt of confirmation from the mobile phone operator. Historically, there have been no significant adjustments to the revenue estimates.

Other fee-based premium services revenues, operated on a monthly subscription basis, are derived principally from providing premium e-mail, friends matching and dating services. Prepaid subscription revenues are deferred and are recognized by the Group on a straight-line basis over the period in which the services are provided.

In February 2009, the Company launched its Wangyibao payment platform, through which game players registered for Wangyibao operations can deposit money in their accounts and use the accounts to pay for game point cards and other fee-based services and products rendered by the Company.  Account holders are charged for service fees based on services consumed in accordance with the service agreement and the Company recognizes revenue when service are rendered.

Revenues from e-commerce services mainly include personalized photo-based products and other e-commerce related services. Revenues are recognized when such products are transferred to the customers or the services are rendered and collections are reasonably assured.

Cost of revenues

(d)                  Cost of revenues

Costs of online game services, advertising services and wireless value-added services and others consist primarily of staff costs of those departments directly involved in providing such services, royalties and consultancy fees related to licensed games, depreciation and amortization of computers and software, server custody fees, bandwidth, business tax paid by the Company and its subsidiaries on intra-group revenues from the VIEs and other direct costs of providing these services. These costs are charged to the consolidated statements of operations and comprehensive income as incurred.

Research and development costs

(e)                   Research and development costs

Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred. Once an online game has reached technological feasibility with a proven ability to operate in the Chinese market, all subsequent online game development costs are capitalized until that game is marketed. Technical feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and game design documentation. The costs incurred for development of on-line game products have not been capitalized because the period after the date technical feasibility is reached and the time when the game is marketed is short historically and the development cost incurred in the period are insignificant. All online game development costs have been expensed when incurred for the years ended December 31, 2009, 2010 and 2011.

The Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Direct costs incurred to develop the software during the application development stage that can provide future benefits are capitalized.

Cash, cash equivalent and time deposits

(f)                     Cash, cash equivalent and time deposits

Cash and cash equivalents represent cash on hand, demand deposits placed with large reputable banks in Hong Kong or China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of less than three months. As of December 31, 2010, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars and Euro amounting to approximately US$19.0 million and Euro5.1 million, respectively. As of December 31, 2011, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars and Euro amounting to approximately US$32.1 million and Euro18.6 million, respectively (equivalent to approximately RMB202.2 million and RMB151.6 million, respectively).

Time deposits represent time deposits placed with banks with original maturities of three months or more. As of December 31, 2010, there were time deposits denominated in US dollars and Euro amounting to approximately US$55.1 million and Euro70.7 million. As of December 31, 2011, there were time deposits denominated in US dollars and Euro amounting to approximately US$34.5 million and Euro55.8 million (equivalent to approximately RMB217.4 million and RMB455.1 million, respectively).

As of December 31, 2010 and 2011, the Company had approximately RMB8.7 billion and RMB11.6 billion cash and cash equivalents and time deposits held by its PRC subsidiaries and VIEs, representing 91.7% and 97.4% of total cash and cash equivalents and time deposits of the Company, respectively.

As of December 31, 2010 and 2011, the Company had a restricted cash balance which is set aside for a period of less than 12 months of approximately RMB140.6 million and RMB318.7 million, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2010	2011
	RMB	RMB
Guarantee deposit for consulting fee payments due to Blizzard	36.0	85.0
Escrow account deposit for funding sales and marketing activities of Blizzard’s licensed games	104.6	233.7
	140.6	318.7

The Company had no other lien arrangements during 2010 and 2011.

Fair value of financial instruments

(g)                  Fair value of financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

The Group’s financial instruments, including cash and cash equivalents and time deposits with maturity terms no longer than one year, accounts receivable, held-to-maturity investments and accounts payable, are carried at cost or amortized cost as of the balance sheet dates. The carrying values approximate their fair values due to the short maturities of these instruments. Please see note 24 for additional information.

Held-to-maturity investment

(h)                  Held-to-maturity investment

The investments that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity investments and stated at amortized cost. For individual investment classified as held-to-maturity investments, the Company evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance with the Company’s policy and ASC 320-10. If the Company concludes that, it does not intend or is not required to sell an impaired debt investment before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity investments continue to be recognized at the amortized cost.

Investment in associated companies

(i)                     Investment in associated companies

Investments in associated companies in which the Company is in a position to exercise significant influence by participating in, but not controlling or jointly controlling, the financial and operating policies are accounted for using the equity method and are reported under other long-term assets in the consolidated balance sheets.

Property, equipment and software

(j)                     Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the following estimated useful lives, taking into account any estimated residual value:

Building	20 years (revised estimated useful life from 15 years)
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the leased assets
Furniture, fixtures and office equipment	5-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years (revised estimated useful life from 2-3 years)

During 2010, the Company revised the estimated useful lives of buildings and software.  With respect to an asset with its estimated useful life revised, the remaining net book value is amortized over the duration of its remaining estimated useful life, where appropriate.  The foregoing-mentioned changes in estimated useful lives did not result in a material change to the Company’s amortization and depreciation charges in 2010 and 2011.

Repairs and maintenance expenditures, which are not considered improvement and do not extend the useful life of the property and equipment, are expensed as incurred. When the Company retires or disposes its property, equipment and software, it records any gain or loss arising from the retirement or disposal under Other, net in its consolidated statements of operations and comprehensive income.

Intangible assets

(k)                 Intangible assets

Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Company amortizes its finite-lived intangible assets from business acquisition using the straight-line method:

Land use right	over the remaining term of the land use right period
License right	over the license period
Customer contracts and relationships	8-10 years
Technology	3 years

Advertising expenses

(l)                     Advertising expenses

The Company expenses advertising costs as incurred and reports these costs under selling and marketing expense. Advertising expenses totaled approximately RMB65.2 million, RMB203.7 million and RMB247.0 million for the years ended December 31, 2009, 2010 and 2011, respectively.

Foreign currency translation

(m)               Foreign currency translation

The functional currency of the entities within the Group is RMB. Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of operations and comprehensive income.

Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.2939 on the last trading of 2011 (December 31, 2011) as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Share-based compensation

(n)                  Share-based compensation

The Company measures the cost of employee services received in exchange for stock options at the grant date fair value of the award under its 1999 Stock Option Plan (see Note 18(a)). The Company recognizes the share-based compensation costs, net of a forfeiture rate, on a straight-line basis of 25% a year over a vesting term of four years.  The Company adopts the Black-Scholes option pricing model to determine the fair value of stock options and account for share-based compensation cost using an estimated forfeiture rate at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Under its 2009 Restricted Share Unit Plan (see Note 18(c)), the Company issues restricted share units (RSUs) to its employees, directors and consultants with performance conditions and service vesting periods ranging from one year to five years. Some of the RSUs issued are to be settled, at the Company’s discretion, in stock or cash upon vesting based on the stock price at grant date. At each reporting period, the Company evaluates the likelihood of performance conditions being met. Share-based compensation costs are then recorded for the number of RSUs expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period. The compensation cost of the RSUs to be settled in stock only is measured based on the fair value of stock when all conditions to establish the grant date have been met. The compensation cost of RSUs to be settled either in stock or cash at the Company’s discretion is remeasured until the date when settlement in stock or cash is determined by the Company.

The Company records share-based compensation to the consolidated statements of operations and comprehensive income with the corresponding credit to the additional paid-in-capital for share options and RSUs to the extent that such awards are to be settled only in stock.  On the other hand, for RSUs which will either be settled in stock or cash as discussed above, the Company continues to mark to market such awards and, in accordance with the vesting schedules of such awards, record the resulting potential liabilities under other long-term payables and accrued liabilities which totaled RMB63.7 million and RMB39.7 million, respectively as of December 31, 2011. There were no significant cash payments for share-based liabilities for the year ended 2009, 2010 and 2011.

Forfeitures were estimated based on the Company’s weighted average historical forfeiture rate of the past five years. Differences between actual and estimated forfeitures are expensed in the period that the differences occur. See Note 18 for further information regarding share-based compensation assumptions and expense.

Taxation

(o)                   Taxation

Income tax expense is recognized in accordance with the laws of the relevant taxing authorities, with deferred taxes being provided for temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Tax rate changes are reflected in income during the period the changes are enacted.

A deferred income tax asset or liability is computed for the expected future impact of differences between the financial reporting and tax bases of assets and liabilities as well as the expected future tax benefit to be derived from tax loss and tax credit carryforwards. The Company classifies deferred tax assets and liabilities into current and non-current based on the classification of the related asset or liability for financial reporting. A deferred tax liability or asset that is not related to an asset or liability for financial reporting, including deferred tax assets related to tax loss carryforwards, shall be classified according to the expected reversal date of the temporary difference.

Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount “more likely than not” to be realized in future tax returns. The valuation allowance for a particular tax jurisdiction is allocated between current and non-current deferred tax assets for that tax jurisdiction on a pro rata basis.

For a particular tax-paying component of an enterprise and within a particular tax jurisdiction, (a) all current deferred tax assets and liabilities are offset and presented as a single amount and (b) all non-current deferred tax assets and liabilities are offset and presented as a single amount. The Company does not offset deferred tax assets and liabilities attributable to different tax-paying components of the enterprise or to different tax jurisdictions.

The Company reports tax-related interest expense and penalty in Other, net in the consolidated statements of operations and comprehensive income, if there is any.  The Company did not incur any material penalty or interest payments in connection with tax positions during the years ended December 31, 2009, 2010 and 2011.

The Company did not have any significant unrecognized uncertain tax positions as of December 31, 2010 and 2011.

Net earnings per share ("EPS") and per American Depositary Share ("ADS")

(p)                   Net earnings per share (“EPS”) and per American Depositary Share (“ADS”)

Basic earnings per share are computed on the basis of the weighted-average number of ordinary shares outstanding during the period under measurement. Diluted earnings per share are based on the weighted-average number of ordinary shares outstanding and potential ordinary shares. Potential ordinary shares result from the assumed exercise of outstanding stock options, restricted share units or other potentially dilutive equity instruments, when they are dilutive under the treasury stock method or the if-converted method.

Statutory reserves

(q)                   Statutory reserves

The Company’s subsidiaries and VIEs incorporated in China are required to make appropriations to certain non-distributable statutory reserves. In accordance with the laws applicable to China’s Foreign Investment Enterprises, its subsidiaries have to make appropriations from its after-tax profit as reported in their PRC Statutory Accounts to non-distributable statutory reserves including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund is at least 10% of the after-tax profits as reported in the PRC Statutory Accounts. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation to the other two reserve funds is at the discretion of the Board of Directors of the respective company. At the same time, the Company’s VIEs, in accordance with the China Company Laws, must make appropriations from their after-tax profit as reported in their PRC Statutory Accounts to non-distributable statutory reserves including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund is at least 10% of the after-tax profits as reported in their PRC Statutory Accounts. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the Board of Directors of the respective companies.

The general reserve fund and statutory surplus fund are restricted to set off against losses, expansion of production and operation or increase in the registered capital of the respective companies. The enterprise expansion fund can be used to expand production or to increase capital. The staff bonus and welfare fund is available to fund payments of special bonuses to staff and for collective welfare benefits. Upon approval by the Board of Directors, the discretionary surplus can be used to offset accumulated losses or to increase capital.

The staff bonus and welfare fund is a liability in nature. The other statutory reserves are not transferable to the Company in the form of cash dividends, loans or advances, and therefore, are not available for distribution except in liquidation.

The following table presents the Group’s appropriations to general reserve fund and statutory surplus fund for the years ended December 31, 2009, 2010 and 2011 (in millions):

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Appropriations to general reserve fund and statutory surplus fund	29.9	96.2	150.6

For the years ended December 31, 2009, 2010 and 2011, NetEase Beijing, Guangzhou Interactive and Boguan did not make appropriations to statutory reserves as their cumulative appropriations in the past have already reached the statutory limit, namely 50% of the registered capital of the respective companies.

Non-controlling interests

(r)                   Non-controlling interests

In 2009, the Company adopted the retrospective presentation and disclosure requirements outlined by the new accounting standard on the non-controlling interest which became effective for fiscal years beginning on or after December 31, 2008. The new accounting standard guidance requires that the non-controlling interest shall continue to be attributed its share of losses even if that attribution results in a deficit non-controlling interest balance. In addition, the new accounting standard requires the presentation and disclosure requirements shall be applied retrospectively for all periods presented.

Related parties

(s)                   Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Comprehensive income

(t)                     Comprehensive income

Comprehensive income is defined as the change in equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Segment reporting

(u)                  Segment reporting

The Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements is set out in details under Note 23.

Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2011
Organization and Nature of Operations
Schedule of principle subsidiaries and VIEs

Place and date of
Name	incorporation

NetEase Information Technology (Beijing) Co., Ltd. (“NetEase Beijing”)	Beijing, China August 30, 1999

NetEase Interactive Entertainment Limited (“NetEase Interactive”)	British Virgin Islands April 12, 2002

Guangzhou NetEase Interactive Entertainment Co., Ltd. (“Guangzhou Interactive”)	Guangzhou, China October 15, 2002

Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China December 8, 2003

NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China March 21, 2006

NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China June 2, 2006

Hong Kong NetEase Interactive Entertainment Limited (“Hong Kong NetEase Interactive”)	Hong Kong, China November 26, 2007

NetEase (Hong Kong) Limited (“NetEase Hong Kong”)	Hong Kong, China November 26, 2007

Guangzhou NetEase Information Technology Co., Ltd. (“Guangzhou Information”)	Guangzhou, China June 24, 2008

Hangzhou Langhe Technology Co., Ltd. (“Hangzhou Langhe”)	Hangzhou, China July 14, 2009

Zhejiang Weiyang Technology Co., Ltd. (“Weiyang”)	Hangzhou, China March 15, 2010

Ujia (Hong Kong) Limited (“Ujia Hong Kong”)	Hong Kong, China May 30, 2011

Ujia.com, Inc. (“Ujia Cayman”)	Cayman Islands June 14, 2011

Lede Technology Co., Ltd. (“Lede Technology”)	Hangzhou, China October 25, 2011

Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China June 24, 1997

Beijing Guangyitong Advertising Co., Ltd. (“Guangyitong Advertising”)	Beijing, China November 8, 1999

Shanghai EaseNet Network Technology Co., Ltd. (“Shanghai EaseNet”)	Shanghai, China January 3, 2008

StormNet Information Technology (Hong Kong) Limited (Formerly known as “Hong Kong NetEase Computer Technology Limited”) (“StormNet IT HK”)	Hong Kong, China April 18, 2008

StormNet Information Technology (Shanghai) Co., Ltd. (“StormNet IT SH”)	Shanghai, China December 9, 2008

Name	Place and date of incorporation
Hangzhou Leihuo Network Co., Ltd. (“HZ Leihuo”)	Hangzhou, China April 15, 2009

Ujia E-commerce Co., Ltd. (“Ujia E-commerce”)	Hangzhou, China August 8, 2011

Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Principal Accounting Policies
Schedule of restricted cash balance

	December 31,	December 31,
	2010	2011
	RMB	RMB
Guarantee deposit for consulting fee payments due to Blizzard	36.0	85.0
Escrow account deposit for funding sales and marketing activities of Blizzard’s licensed games	104.6	233.7
	140.6	318.7

Schedule of property, equipment and software and its estimated useful life

Building	20 years (revised estimated useful life from 15 years)
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the leased assets
Furniture, fixtures and office equipment	5-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years (revised estimated useful life from 2-3 years)

Schedule of intangible assets and its estimated useful life

Land use right	over the remaining term of the land use right period
License right	over the license period
Customer contracts and relationships	8-10 years
Technology	3 years

Schedule of Group's appropriations to general reserve fund and statutory surplus fund

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Appropriations to general reserve fund and statutory surplus fund	29.9	96.2	150.6

Concentrations and Risks (Tables) (Service providers, Bandwidth and server custody service provider)	12 Months Ended
Dec. 31, 2011
Service providers | Bandwidth and server custody service provider
Concentrations and Risks
Schedule of concentration risk by risk factor

	For the year ended December 31,
	2009	2010	2011
Total number of telecommunications service providers	11	12	12
Service providers providing 10% or more of the Company’s requirements	2	3	3
Total % of the Company’s requirements provided by 10% or greater service providers	85.3%	87.9%	86.6%

Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Allowance for Doubtful Accounts
Schedule of movements of the allowance for doubtful accounts

	Balance at January 1,	Charged to (write- back against) cost and expenses	Write-off of receivable balances and corresponding provisions	Balance at December 31,
	RMB	RMB	RMB	RMB
2009	19,848	15,982	(5,815)	30,015
2010	30,015	(20,029)	(2,164)	7,822
2011	7,822	416	(266)	7,972

Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Prepayments and Other Current Assets
Summary of prepayments and other current assets

	December 31,	December 31,
	2010	2011
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	280,523	363,508
Prepayment for royalties - current portion	197,709	225,307
Interest receivable	49,232	105,798
Prepayments	50,267	65,659
Wangyibao operating funds held by 3rd party online payment settlement service providers	58,679	63,745
Prepayment for business tax	24,376	46,623
Employee advances	4,812	6,288
Security and rental deposits	9,716	5,679
Other	3,479	17,857
	678,793	900,464

Held-to-maturity Investments (Tables)	12 Months Ended
Dec. 31, 2011
Held-to-maturity Investments
Schedule of the Group's held-to-maturity investments, which were fixed-rate investments

		December 31, 2011
	Carrying Value	Unrecognized Gains/(Loss)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities
-Fixed rate investments	993,606	—	993,606

Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2011
Property, Equipment and Software
Summary of property, equipment and software
	December 31,	December 31,
	2010	2011
	RMB	RMB
Building	477,402	479,344
Leasehold improvements	73,408	80,615
Furniture, fixtures and office equipment	38,170	45,477
Vehicles	4,109	7,167
Servers and computers	483,618	643,033
Software	41,275	44,405
Construction in progress	144	118,581
	1,118,126	1,418,622
Less: Accumulated depreciation	(362,348)	(570,153)
Net book value	755,778	848,469

Land Use Right (Tables)	12 Months Ended
Dec. 31, 2011
Land Use Right
Summary of land use right

	December 31,	December 31,
	2010	2011
	RMB	RMB
Cost	27,779	27,779
Incentive payment from Hangzhou local government	(15,000)	(15,000)
Accumulated amortization	(733)	(991)
Land use right, net	12,046	11,788

License Rights (Tables)	12 Months Ended
Dec. 31, 2011
License Rights
Summary of foregoing license rights

	December 31,	December 31,
	2010	2011
	RMB	RMB
Payment for license rights	232,283	271,582
Accumulated amortization	(87,646)	(172,304)
Impairment provision for license rights other than World of Warcraft	—	(50,316)
	144,637	48,962

Schedule of estimated amortization expense for the future fiscal years

RMB
2012	48,962

Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Long-term Assets
Summary of other long-term assets

	December 31,	December 31,
	2010	2011
	RMB	RMB
Investment in associated companies	34,677	33,482
Staff housing loans	8,896	14,004
Non-current rental deposits	2,198	9,747
Others	5	1,707
	45,776	58,940

Schedule of allocation of the purchase price

RMB
Tangible assets	12,050
Intangible assets	6,722
Goodwill	14,046
Liabilities	(1,818)
31,000

Schedule of estimated aggregate amortization expense for intangible assets

RMB
2012	450
2013	450
2014	450
2015	450
2016	359
2,159

Taxation (Tables)	12 Months Ended
Dec. 31, 2011
Taxation
Schedule of increase to net income resulting from the combined effects of EIT exemptions and tax rate reductions

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
NetEase Beijing	70,582	32,293	38,105
Guangzhou Interactive	38,276	25,465	25,465
Boguan	130,904	137,188	132,650
NetEase Hangzhou	44,148	74,882	158,522
Guangzhou Information	—	67,421	146,257
Hangzhou Langhe	—	39,471	54,617
Wangyibao	—	—	3,416
Aggregate amount	283,910	376,720	559,032
Earnings per share effect, basic	0.09	0.12	0.17
Earnings per share effect, diluted	0.09	0.12	0.17

Schedule of component of income tax expenses

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Current tax expense	356,921	335,827	435,198
Deferred tax expense (benefit)	(43,060)	8,619	(42,442)
Income tax expenses	313,861	344,446	392,756

Schedule of reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate

	For the year ended December 31,
	2009	2010	2011
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	0.2	0.1	(0.1)
Effect due to loss of tax-exempt entities	0.4	2.1	1.4
Effect of lower tax rate applicable to Software Enterprises, Key software Enterprise and HNTEs	(13.1)	(12.9)	(15.5)
Change in valuation allowance	2.1	(0.9)	1.8
Income tax refund	—	—	(1.0)
Effect of changes in the tax status	—	—	(0.7)
Effective income tax rate	14.6	13.4	10.9

Summary of net operating loss carry forwards

As of December 31, 2011, certain entities of the Group had net operating loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2012	22,663
Loss expiring in 2013	33,733
Loss expiring in 2014	46,233
Loss expiring in 2015	57,569
Loss expiring in 2016	178,583
338,781

Schedule of the tax impact of significant temporary differences between the tax and financial statement bases of assets and liabilities that gave rise to deferred tax assets and liabilities

	December 31,	December 31,
	2010	2011
	RMB	RMB
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	30,042	66,108
Accruals	42,017	56,364
	72,059	122,472
Less: valuation allowance	—	(10,482)
Total	72,059	111,990

Deferred tax assets - Non-current:
Depreciation of fixed assets	1,530	2,586
Impairment of license rights	—	12,579
Net operating loss carry forward	18,625	62,265
	20,155	77,430
Less: valuation allowance	(18,625)	(74,844)
Total	1,530	2,586

Deferred tax liabilities - Non-current:
Withholding tax on the joint venture’s retained earnings (see Note 11 (d))	(1,455)	—

Schedule of movement of the aggregate valuation allowances for deferred assets

		Provision
	Balance at	(write-back)	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2009	10,984	31,346	42,330
2010	42,330	(23,705)	18,625
2011	18,625	66,701	85,326

Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2011
Taxes Payable
Summary of taxes payable

	December 31,	December 31,
	2010	2011
	RMB	RMB
Business tax	56,887	71,371
Withholding individual income taxes for employees	13,743	27,445
Enterprise income taxes	199,959	269,198
Others	18,743	23,755
	289,332	391,769

Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Liabilities and Other Payables
Summary of accrued liabilities and other payables

	December 31,	December 31,
	2010	2011
	RMB	RMB
Customer deposits on Wangyibao accounts	142,307	267,372
Accrued fixed assets related payables	96,248	35,663
Payable related to Guangzhou building (Notes 7 and 22)	44,360	—
Marketing expenses	40,277	57,937
Server custody fees and telecommunication charges	27,864	27,136
RSU payables (see Note 2(n))	27,154	39,733
Option proceeds payable to employees	10,570	12,058
Professional fees	9,382	9,108
Accrued revenue sharing	8,936	10,014
Content fees	5,925	5,609
Game card production costs	4,033	3,206
Others	35,356	30,284
	452,412	498,120

Other Long-term Payable (Tables)	12 Months Ended
Dec. 31, 2011
Other Long-term Payable
Summary of other long-term payables

	December 31,	December 31,
	2010	2011
	RMB	RMB
RSU long-term payable (see Note 2(n))	33,122	63,690
Other	220	200
	33,342	63,890

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefits
Schedule of group's employee welfare benefits

	For the year ended December 31
	2009	2010	2011
	RMB	RMB	RMB
Contributions to medical and pension schemes	77.1	109.8	137.2
Other employee benefits	30.9	44.6	68.9
	108.0	154.4	206.1

Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based compensation activity by award
Summary of the Company's share-based compensation cost

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Cost of revenues	9,021	37,342	57,318
Selling and marketing expenses	2,323	8,123	11,357
General and administrative expenses	9,861	31,580	17,897
Research and development expenses	10,180	25,361	35,460
	31,385	102,406	122,032

Schedule of assumptions used in estimation of fair value of each stock option using the Black-Scholes option pricing method

	For the year ended December 31,
	2009	2010	2011

Risk free interest rate	1.28%	*	*
Expected life (in years)	2.74	*	*
Expected dividend yield	0%	*	*
Volatility	0.49	*	*
Weighted average fair value of the underlying shares on the date of option grants (US$)	1.659	*	*
Weighted average grant-date fair value of options (US$)	0.545	*	*
Weighted average grant-date fair value of restricted share units (US$)	*	30.76	49.81

*  Not applicable as the Company did not grant any stock options in 2010 and 2011.

Schedule of total intrinsic value of options excerised and the total fair value of restricted share units vested during the period

	Stock Options
	US$	RMB
	(in millions)	(in millions)
Total intrinsic value exercised:
2009	36.3	239.6
2010	18.2	120.2
2011	17.2	111.2

RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2009	Not applicable	Not applicable
2010	Note (a) below	Note (a) below
2011	11.0	71.2

Schedule of weighted average remaining contractual life and exercise price

		Weighted			Weighted
		Average	Weighted		Average	Weighted
		Remaining	Average		Remaining	Average
	Number	Contractual	Exercise	Number	Contractual	Exercise
Exercise Price	Outstanding	Life	Price	Exercisable	Life	Price
	(in thousands)	Years	US$	(in thousands)	Years	US$
Stock Options
US$0.728	4,579	0.20	0.728	4,579	0.20	0.728
US$1.659	875	2.87	1.659	438	2.87	1.659
	5,454	0.63	0.880	5,017	0.43	0.810
Restricted Share Units
Performance-based settled in stock	844	3.17	n/a	—	—	n/a
Time-based-settled in stock/cash	17,622	3.55	n/a	—	—	n/a
Time-based-settled in stock	18,209	3.61	n/a	—	—	n/a
	36,675	3.57	n/a	—	—	n/a

Tabular disclosure of number of shares available for future grant under the Company's restricted share unit plan.

Total number of shares reserved under the RSU Plan as of January 1, 2011	296,512
No. of restricted shares authorized during 2011	(21,743)
No. of restricted shares cancelled during 2011	6,216
Total number of shares available for future grant as of December 31, 2011	280,985

Stock Options
Share-based compensation activity by award
Summary of the Company's stock options award and restricted share units activities

	Employees	Senior Management	Director and Consultants	Total	Weighted Average Exercise Price
	(in thousands)	(in thousands)	(in thousands)	(in thousands)	US$

Number of ordinary shares issuable upon exercise of stock options:

Outstanding at January 1, 2009	69,149	18,970	1,250	89,369	0.592
Granted during the year	—	—	875	875	1.659
Exercised during the year	(28,530)	(6,450)	(8,438)	(43,418)	0.489
Expired/forfeited during the year	(2,010)	—	—	(2,010)	0.720
Reclassification due to position change	—	(8,125)	8,125	—	—
Outstanding at December 31, 2009	38,609	4,395	1,812	44,816	0.706

Outstanding at January 1, 2010	38,609	4,395	1,812	44,816	0.706
Exercised during the year	(17,946)	(2,520)	—	(20,466)	0.641
Expired/forfeited during the year	(3,294)	—	—	(3,294)	0.728
Outstanding at December 31, 2010	17,369	1,875	1,812	21,056	0.767

Outstanding at January 1, 2011	17,369	1,875	1,812	21,056	0.767
Exercised during the year	(13,664)	(1,875)	—	(15,539)	0.728
Expired/forfeited during the year	(63)	—	—	(63)	0.728
Reclassification due to position change	875	—	(875)	—	—
Outstanding at December 31, 2011	4,517	—	937	5,454	0.877

Restricted Stock Units (RSU)
Share-based compensation activity by award
Summary of the Company's stock options award and restricted share units activities

	Employees	Senior Management	Director and Consultants	Total
	(in thousands)	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:

Granted during 2010	9,138	—	720	9,858
Forfeited during 2010	(758)	—	—	(758)
Outstanding at December 31, 2010	8,380	—	720	9,100

Outstanding at January 1, 2011	8,380	—	720	9,100
Granted during 2011	12,854	4,368	580	17,802
Exercised during 2011	(5,024)	(290)	(720)	(6,034)
Forfeited during 2011	(3,838)	(2,378)	—	(6,216)
Outstanding at December 31, 2011	12,372	1,700	580	14,652

Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Income Per Share
Schedule of computation of basic and diluted net income per share

	For the year ended December 31,
	2009	2010	2011
Numerator (RMB in thousands):
Net income attributable to NetEase, Inc.’s shareholders for basic/dilutive net income per share calculation	1,850,436	2,235,772	3,234,264

Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic	3,225,250	3,246,426	3,265,550
Dilutive effect of employee stock options and restricted share units	23,733	15,460	11,154
Weighted average number of ordinary shares outstanding, diluted	3,248,983	3,261,886	3,276,704
Net income per share, basic (RMB)	0.57	0.69	0.99
Net income per share, diluted (RMB)	0.57	0.69	0.99

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of future minimum lease under various commitments

	Rental Commitments	Server Custody Fee Commitments	Capital Commitments	Office Machines and Other Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2012	47,348	48,157	77,564	47,194	220,263
2013	31,675	5,297	—	9,022	45,994
2014	9,242	—	—	2,079	11,321
2015	—	—	—	119	119
	88,265	53,454	77,564	58,414	277,697

Summary of company's commitments under two license contracts

RMB
Contract Year One	43.1
Contract Year Two	181.5
Contract Year Three	352.3
Total	576.9

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Summary of the Group's operating segment results

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Total revenues:
Online game services	3,368,689	4,944,439	6,552,431
Advertising services	383,560	633,209	795,422
Wireless value-added services and others	71,202	82,141	124,898
Total revenues	3,823,451	5,659,789	7,472,751

Business tax charge (Note 11(b)):
Online game services	(28,758)	(89,937)	(103,824)
Advertising services	(36,876)	(60,551)	(75,349)
Wireless value-added services and others	(870)	(1,632)	(2,926)
Total business taxes	(66,504)	(152,120)	(182,099)

Net revenues:
Online game services	3,339,931	4,854,502	6,448,607
Advertising services	346,684	572,658	720,073
Wireless value-added services and others	70,332	80,509	121,972
Total net revenues	3,756,947	5,507,669	7,290,652

Cost of revenues:
Online game services	(638,473)	(1,378,018)	(1,859,176)
Advertising services	(235,841)	(312,921)	(380,201)
Wireless value-added services and others	(98,060)	(107,902)	(132,911)
Total cost of revenues	(972,374)	(1,798,841)	(2,372,288)

Gross profit (loss):
Online game services	2,701,458	3,476,484	4,589,431
Advertising services	110,843	259,737	339,872
Wireless value-added services and others	(27,728)	(27,393)	(10,939)
Total gross profit	2,784,573	3,708,828	4,918,364

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments
Schedule of financial instruments, measured at fair value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2011 (in thousands):

	Fair Value Measurements
	(RMB)
		Quoted Prices in
		Active Market
		for Identical Assets
		(Level 1)

Liquid investments within 3 months (1)	153,853	153,853
Time deposits	9,704,777	9,704,777
Total	9,858,630	9,858,630

(1)          Included in cash and cash equivalents on the Company’s consolidated balance sheets.

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2010 (in thousands):

Fair Value Measurements
(RMB)
Quoted Prices in
Active Market
for Identical Assets
(Level 1)

Time deposits	8,193,972	8,193,972

Organization and Nature of Operations (Details) (CNY)	12 Months Ended
	Dec. 31, 2011 Guangzhou NetEase agreement Company	Dec. 31, 2011 StormNet IT SH and StormNet IT HK Joint Venture Company	Apr. 30, 2009 HZ Leihuo employee	Aug. 31, 2011 Ujia E-commerce employee	Dec. 31, 2011 Primary Beneficiary Consolidated VIEs
Principle subsidiaries and variable interest entities
Number of majority owned subsidiaries of VIE of the entity	2
Total assets of consolidated VIEs and their subsidiaries					2,200,000,000
Total liabilities of consolidated VIEs and their subsidiaries					1,900,000,000
Registered capital of VIEs and their subsidiaries					183,000,000
Non-distributable statutory reserves of VIEs and their subsidiaries					6,900,000
Number of companies in joint venture		2
Number of employees incorporating new entity			2	2
Number of cooperative agreements	3

Principal Accounting Policies (Details) In Thousands, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2011 USD ($) model	Dec. 31, 2011 CNY model	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2011 US$ USD ($)	Dec. 31, 2011 US$ CNY	Dec. 31, 2010 US$ USD ($)	Dec. 31, 2011 Euro CNY	Dec. 31, 2011 Euro EUR (€)	Dec. 31, 2010 Euro EUR (€)	Dec. 31, 2011 Less than month	Dec. 31, 2011 Equal to or more than month
Revenue recognition
Number of revenue models used for online game services	2	2
Minimum period of inactivity in online points account for recognition of revenue (in days)	540 days	540 days
Cash, cash equivalents and time deposits
Term of original maturity of demand deposits and highly liquid investments (in months)													3
Cash at bank and demand deposits	$ 351,867	2,214,618	$ 204,188	1,285,137	1,041,290	793,408	$ 32,100	202,200	$ 19,000	151,600	€ 18,600	€ 5,100
Term of time deposits (in months)														3
Time deposits	$ 1,541,934	9,704,777		8,193,972			$ 34,500	217,400	$ 55,100	455,100	€ 55,800	€ 70,700

Principal Accounting Policies (Details 2)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Maximum month	Dec. 31, 2010 Maximum month	Dec. 31, 2011 PRC subsidiaries and VIEs CNY	Dec. 31, 2010 PRC subsidiaries and VIEs CNY	Dec. 31, 2011 Guarantee deposit for consulting fee payments due to Blizzard CNY	Dec. 31, 2010 Guarantee deposit for consulting fee payments due to Blizzard CNY	Dec. 31, 2011 Escrow account deposit for funding sales and marketing activities of Blizzard's licensed games CNY	Dec. 31, 2010 Escrow account deposit for funding sales and marketing activities of Blizzard's licensed games CNY
Restricted cash
Percentage of cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs						97.40%	91.70%
Period of deposits (in months)				12	12
Restricted cash	$ 50,634,000	318,684,000	140,599,000					85,000,000	36,000,000	233,700,000	104,600,000
Cash and cash equivalent
Cash and cash equivalent and time deposits						11,600,000,000	8,700,000,000

Principal Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2011 Y
Building
Property, Plant and Equipment
Estimated useful lives of assets (in years)	20
Building | Prior to revision
Property, Plant and Equipment
Estimated useful lives of assets (in years)	15
Furniture, fixtures and office equipment
Property, Plant and Equipment
Estimated useful lives of assets, minimum (in years)	5
Estimated useful lives of assets, maximum (in years)	10
Vehicles
Property, Plant and Equipment
Estimated useful lives of assets (in years)	5
Servers and computers
Property, Plant and Equipment
Estimated useful lives of assets (in years)	3
Software
Property, Plant and Equipment
Estimated useful lives of assets (in years)	3
Software | Prior to revision
Property, Plant and Equipment
Estimated useful lives of assets, minimum (in years)	2
Estimated useful lives of assets, maximum (in years)	3

Principal Accounting Policies (Details 4)	12 Months Ended				12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Customer contracts and relationships Y	Dec. 31, 2011 Technology Y
Intangible assets
Estimated useful lives of assets (in years)						3
Estimated useful lives of assets, minimum (in years)					8
Estimated useful lives of assets, maximum (in years)					10
Advertising Expense
Advertising expenses	247,000,000	203,700,000	65,200,000
Foreign currency translation
Buying rate per US$	6.2939			$ 1

Principal Accounting Policies (Details 5) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
1999 Stock Option Plan
Share-based Compensation
Percentage of annual recognition for share-based compensation costs	25.00%
Service vesting period (in years)	4 years
2009 Restricted Share Unit Plan
Share-based Compensation
Period over which the share-based compensation costs is expected to be recognized (in years)	3.24
Resulting potential liabilities recorded under other long-term payables	63,690	33,122
Resulting potential liabilities recorded under accrued liabilities	39,733	27,154
Number of preceding years considered for estimating forfeiture	5 years
2009 Restricted Share Unit Plan | Equal to or more than
Share-based Compensation
Service vesting period (in years)	1 year
2009 Restricted Share Unit Plan | Less than
Share-based Compensation
Service vesting period (in years)	5 years

Principal Accounting Policies (Details 6) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 reservefund	Dec. 31, 2010	Dec. 31, 2009
Statutory reserves
Required percentage of annual appropriations to statutory reserves	10.00%
PRC
Statutory reserves
Maximum requirement of each of entity's subsidiaries after tax profits to be allocated to general reserve fund as percentage of each subsidiaries registered capital	50.00%	50.00%	50.00%
Number of reserve funds of the Entity's PRC Subsidiaries for which appropriation is at the discretion of the Board of Directors	2
Appropriations to general reserve fund and statutory surplus fund	150,600	96,200	29,900
PRC | General reserve fund
Statutory reserves
Maximum requirement of each of entity's subsidiaries after tax profits to be allocated to general reserve fund as percentage of each subsidiaries registered capital	50.00%
PRC | General reserve fund | Equal to or more than
Statutory reserves
Required percentage of annual appropriations to statutory reserves	10.00%
PRC | Statutory surplus reserve
Statutory reserves
Maximum requirement of each of entity's subsidiaries after tax profits to be allocated to general reserve fund as percentage of each subsidiaries registered capital	50.00%
PRC | Statutory surplus reserve | Equal to or more than
Statutory reserves
Required percentage of annual appropriations to statutory reserves	10.00%

Concentrations and Risks (Details)	12 Months Ended
	Dec. 31, 2011 serviceprovider	Dec. 31, 2010 serviceprovider	Dec. 31, 2009 serviceprovider
Requirement for telecommunications services | Bandwidth and server custody service provider
Concentrations and Risks
Total number of telecommunications service providers	12	12	11
Service providers providing 10% or more of the Company's requirements	3	3	2
Concentration risk (as a percent)	86.60%	87.90%	85.30%
Requirement for telecommunications services | Bandwidth and server custody service provider | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%
Accounts receivable | Credit risk | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%
Total revenues | Major Customers | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Total net revenues | Online Games
Concentrations and Risks
Concentration risk (as a percent)	83.60%	84.40%	83.10%
Held-to-maturity securities - Fixed rate investments | Credit risk | Equal to or more than
Concentrations and Risks
Held-to-maturity investments, effective yield (as a percent)	4.27%
Held-to-maturity securities - Fixed rate investments | Credit risk | Less than
Concentrations and Risks
Held-to-maturity investments, effective yield (as a percent)	5.65%
Maturity period, maximum (in months)	12 months

Allowance for Doubtful Accounts (Details) (Allowance for doubtful accounts, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts
Allowance for Doubtful Accounts
Balance at the beginning of the period	7,822	30,015	19,848
Charged to (write-back against) cost and expenses	416	(20,029)	15,982
Write-off of receivable balances and corresponding provisions	(266)	(2,164)	(5,815)
Balance at the end of the period	7,972	7,822	30,015

Prepayments and Other Current Assets (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Prepayments and Other Current Assets
Guarantee payment made to Blizzard - royalty fees		363,508,000	280,523,000
Prepayment for royalties - current portion		225,307,000	197,709,000
Interest receivable		105,798,000	49,232,000
Prepayments		65,659,000	50,267,000
Wangyibao operating funds held by 3rd party online payment settlement service providers		63,745,000	58,679,000
Prepayment for business tax		46,623,000	24,376,000
Employee advances		6,288,000	4,812,000
Security and rental deposits		5,679,000	9,716,000
Other		17,857,000	3,479,000
Prepayments and other current assets	143,070,000	900,464,000	678,793,000
Staff housing loans outstanding repayable within 12 months		5,400,000	3,900,000

Held-to-maturity Investments (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2011 Held-to-maturity securities - Fixed rate investments CNY	Dec. 31, 2011 Held-to-maturity securities - Fixed rate investments Equal to or more than	Dec. 31, 2011 Held-to-maturity securities - Fixed rate investments Less than
Held-to-maturity Investments
Carrying Value	$ 157,868,000	993,606,000	993,606,000
Held-to-maturity investments, effective yield (as a percent)				4.27%	5.65%
Estimated Fair Value			993,606,000
Investment and Dividend Income, Securities, Held-to-maturity			13,100,000
Maturity period, maximum (in years)					1 year

Property, Equipment and Software (Details)	12 Months Ended					6 Months Ended	12 Months Ended		48 Months Ended	1 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 William Lei Ding CNY	Jun. 30, 2010 Guangzhou CNY	Dec. 31, 2010 Guangzhou CNY	Dec. 31, 2009 Guangzhou CNY	Jun. 30, 2010 Guangzhou CNY	Jul. 31, 2010 Guangzhou William Lei Ding CNY	Dec. 31, 2009 Guangzhou William Lei Ding CNY	Dec. 31, 2011 Guangzhou William Lei Ding SquareMeter	Dec. 31, 2010 Guangzhou William Lei Ding CNY	Dec. 31, 2011 Building CNY	Dec. 31, 2010 Building CNY	Dec. 31, 2011 Building Hangzhou Research & Development Center CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2010 Leasehold improvements CNY	Dec. 31, 2011 Furniture, fixtures and office equipment CNY	Dec. 31, 2010 Furniture, fixtures and office equipment CNY	Dec. 31, 2011 Vehicles CNY	Dec. 31, 2010 Vehicles CNY	Dec. 31, 2011 Servers and computers CNY	Dec. 31, 2010 Servers and computers CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2010 Software CNY	Dec. 31, 2011 Construction in progress CNY	Dec. 31, 2010 Construction in progress CNY	Dec. 31, 2011 Construction in progress Beijing CNY
Summary of property, equipment and software
Gross book value	1,418,622,000	1,118,126,000					80,600,000							479,344,000	477,402,000	396,700,000	80,615,000	73,408,000	45,477,000	38,170,000	7,167,000	4,109,000	643,033,000	483,618,000	44,405,000	41,275,000	118,581,000	144,000	110,900,000
Less: Accumulated depreciation	(570,153,000)	(362,348,000)
Net book value	848,469,000	755,778,000		134,808,000
Depreciation expense	208,300,000	153,300,000	114,800,000
Other information
Floor space (in square meter)												20,000
Escrow deposit previously paid by CEO to developer					62,400,000
Amount paid to property developer on behalf of Mr. Ding											13,700,000
Value of property transferred, at cost, by Mr. Ding to the Company										72,200,000
Amount remained payable		44,360,000											44,400,000
Miscellaneous property-related transfer costs							8,400,000
Payment for various improvements and installation of equipment								75,300,000
Adjusted net rental charges									33,900,000
Accrued imputed rental amount credited to accumulated depreciation account						33,900,000

Land Use Right (Details) (Land Use Right, CNY)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Land Use Right
Land Use Right
Amortization period (in years)	50
Cost	27,779,000	27,779,000
Incentive payment from Hangzhou local government	(15,000,000)	(15,000,000)
Accumulated amortization	(991,000)	(733,000)
Land use right, net	11,788,000	12,046,000
Total amortization expense	258,000	258,000	258,000
Estimated amortization expense for five succeeding fiscal years
Year one	258,000
Year two	258,000
Year three	258,000
Year four	258,000
Year five	258,000

License Rights (Details)	12 Months Ended						1 Months Ended	12 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Licensing Rights CNY	Dec. 31, 2010 Licensing Rights CNY	Dec. 31, 2009 Licensing Rights CNY	Aug. 31, 2008 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet games Y	Dec. 31, 2011 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet USD ($)	Dec. 31, 2011 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet CNY	Dec. 31, 2008 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet USD ($)	Dec. 31, 2008 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet CNY	Mar. 31, 2012 World of Warcraft License Agreement Blizzard	Apr. 30, 2009 World of Warcraft License Agreement Blizzard USD ($) Y	Apr. 30, 2009 World of Warcraft License Agreement Blizzard CNY	Dec. 31, 2011 License rights other than World of Warcraft CNY
License Rights
Number of personal computer strategy games agreed to be licensed							3
Term of license (in years)							3						3	3
Extension in license term (in years)							1 year					3 years
Percentage of impaired assets included in provision	100.00%	100.00%
Payment of license fee to Blizzard	$ 6,244,000	39,300,000	204,819,000					$ 6,000,000	39,300,000	$ 4,000,000	27,500,000		$ 30,000,000	204,800,000
Foregoing license rights
License rights, gross				271,582,000	232,283,000
Accumulated amortization				(172,304,000)	(87,646,000)
Impairment provision for license rights	(7,994,000)	(50,316,000)													(50,316,000)
License use rights, net				48,962,000	144,637,000
Total amortization expense				84,700,000	68,200,000	19,400,000
Estimated amortization expense for the future fiscal years
2012				48,962,000

Other Long-term Assets (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 SunEase, Inc. CNY	Dec. 31, 2010 SunEase, Inc. CNY	Dec. 31, 2009 SunEase, Inc. CNY	Aug. 31, 2008 SunEase, Inc. CNY	Aug. 31, 2008 SunEase, Inc. Trade name CNY	Aug. 31, 2008 SunEase, Inc. Customer contracts and relationships CNY	Aug. 31, 2008 SunEase, Inc. Technology CNY
Other Long-term Assets
Investment in associated companies		33,482,000	34,677,000
Staff housing loans		14,004,000	8,896,000
Non-current rental deposits		9,747,000	2,198,000
Others		1,707,000	5,000
Other long-term assets	9,365,000	58,940,000	45,776,000
Allocation of the purchase price
Percentage of equity interest acquired								38.50%
Consideration paid in cash								31,000,000
Allocation of the purchase price
Tangible assets								12,050,000
Intangible assets								6,722,000
Goodwill								14,046,000
Liabilities								(1,818,000)
Total								31,000,000
Acquired finite-lived intangible assets
Amount of acquired finite lived intangible assets									2,300,000	2,800,000	1,600,000
Amortization expense of acquired intangible assets					800,000	1,000,000	1,000,000
Estimated aggregate amortization expense for intangible assets for each of the next five years
2012					450,000
2013					450,000
2014					450,000
2015					450,000
2016					359,000
Total					2,159,000
Equity share of losses or profits from associated companies	$ (190,000)	(1,195,000)	1,093,000	(4,104,000)	(1,200,000)	1,100,000	(4,100,000)

Other Long-term Assets (Details 2) (CNY) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Housing loans made to employees
Staff housing loans made during the period	12.6	7.6
Term of staff housing loan (in years)	5 years
Staff housing loans outstanding repayable within 12 months	5.4	3.9
Minimum
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	2.25%	2.25%
Maximum
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	3.50%	3.50%

Taxation (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended											1 Months Ended	12 Months Ended								24 Months Ended	36 Months Ended	12 Months Ended							24 Months Ended	12 Months Ended						24 Months Ended	12 Months Ended			36 Months Ended	24 Months Ended	12 Months Ended		36 Months Ended	12 Months Ended		36 Months Ended	12 Months Ended	36 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Hong Kong Hong Kong NetEase Interactive	Dec. 31, 2010 Hong Kong Hong Kong NetEase Interactive	Dec. 31, 2011 Hong Kong NetEase Hong Kong	Dec. 31, 2010 Hong Kong NetEase Hong Kong	Dec. 31, 2011 Hong Kong Ujia Hong Kong	Dec. 31, 2010 Hong Kong Ujia Hong Kong	Dec. 31, 2011 Hong Kong StormNet IT HK	Dec. 31, 2010 Hong Kong StormNet IT HK	Mar. 31, 2007 People's Republic of China	Dec. 31, 2011 People's Republic of China	Dec. 31, 2010 People's Republic of China	Dec. 31, 2009 People's Republic of China	Dec. 31, 2007 People's Republic of China	Dec. 31, 2011 People's Republic of China NetEase Beijing	Dec. 31, 2010 People's Republic of China NetEase Beijing	Dec. 31, 2009 People's Republic of China NetEase Beijing	Dec. 31, 2010 People's Republic of China NetEase Beijing Software Enterprises	Dec. 31, 2013 People's Republic of China NetEase Beijing HNTEs	Dec. 31, 2011 People's Republic of China NetEase Beijing HNTEs	Dec. 31, 2011 People's Republic of China Guangzhou Interactive	Dec. 31, 2010 People's Republic of China Guangzhou Interactive	Dec. 31, 2009 People's Republic of China Guangzhou Interactive	Dec. 31, 2009 People's Republic of China Guangzhou Interactive Software Enterprises	Dec. 31, 2011 People's Republic of China Guangzhou Interactive HNTEs	Dec. 31, 2010 People's Republic of China Guangzhou Interactive HNTEs	Dec. 31, 2009 People's Republic of China Guangzhou Interactive HNTEs	Dec. 31, 2013 People's Republic of China Guangzhou Interactive HNTEs	Dec. 31, 2011 People's Republic of China Boguan	Dec. 31, 2010 People's Republic of China Boguan	Dec. 31, 2009 People's Republic of China Boguan	Dec. 31, 2010 People's Republic of China Boguan Software Enterprises	Dec. 31, 2009 People's Republic of China Boguan Software Enterprises	Dec. 31, 2011 People's Republic of China Boguan HNTEs	Dec. 31, 2013 People's Republic of China Boguan HNTEs	Dec. 31, 2011 People's Republic of China NetEase Hangzhou	Dec. 31, 2010 People's Republic of China NetEase Hangzhou	Dec. 31, 2009 People's Republic of China NetEase Hangzhou	Dec. 31, 2011 People's Republic of China NetEase Hangzhou	Dec. 31, 2013 People's Republic of China NetEase Hangzhou HNTEs	Dec. 31, 2011 People's Republic of China Guangzhou Information	Dec. 31, 2010 People's Republic of China Guangzhou Information	Dec. 31, 2014 People's Republic of China Guangzhou Information Software Enterprises	Dec. 31, 2011 People's Republic of China Hangzhou Langhe	Dec. 31, 2010 People's Republic of China Hangzhou Langhe	Dec. 31, 2014 People's Republic of China Hangzhou Langhe Software Enterprises	Dec. 31, 2011 People's Republic of China Wangyibao	Dec. 31, 2015 People's Republic of China Wangyibao Software Enterprises
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	25.00%				30.00%
Local enterprise income tax rate (as a percent)																3.00%
Transition period (in years)													5 years
Preferential Software Enterprise tax rate (as a percent)																																		12.50%	12.50%
Reduction of tax rate (as a percent)																				10.00%	15.00%	15.00%				10.00%	15.00%	15.00%	15.00%	15.00%				10.00%	10.00%	15.00%	15.00%				12.50%	15.00%
Percentage of tax deduction																																		50.00%	50.00%										50.00%			50.00%		50.00%
Increase to net income resulting from the combined effects of EIT exemptions and tax rate reductions
Aggregate amount of effect of Enterprise Income Tax exemptions and tax rate reductions													559,032	376,720	283,910		38,105	32,293	70,582				25,465	25,465	38,276						132,650	137,188	130,904					158,522	74,882	44,148			146,257	67,421		54,617	39,471		3,416
Earnings per share effect, basic (in CNY per share), of Enterprise Income Tax exemptions and tax rate reductions													0.17	0.12	0.09
Earnings per share effect, diluted (in CNY per share), of Enterprise Income Tax exemptions and tax rate reductions													0.17	0.12	0.09

Taxation (Details 2) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 City	Dec. 31, 2011 County town or town	Dec. 31, 2011 Others
Component of income tax expenses
Current tax expense			435,198	335,827	356,921
Deferred tax expense (benefit)		(6,743)	(42,442)	8,619	(43,060)
Income tax expenses		62,402	392,756	344,446	313,861
Reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Permanent differences (as a percent)		(0.10%)	(0.10%)	0.10%	0.20%
Effect due to loss of tax-exempt entities (as a percent)		1.40%	1.40%	2.10%	0.40%
Effect of lower tax rate applicable to Software Enterprises, Key software Enterprise and HNTEs (as a percent)		(15.50%)	(15.50%)	(12.90%)	(13.10%)
Change in valuation allowance (as a percent)		1.80%	1.80%	(0.90%)	2.10%
Income tax refund (as a percent)		(1.00%)	(1.00%)
Effect of changes in the tax status (as a percent)		(0.70%)	(0.70%)
Effective income tax rate (as a percent)		10.90%	10.90%	13.40%	14.60%
Net operating loss carryforwards
Loss expiring in 2012			22,663
Loss expiring in 2013			33,733
Loss expiring in 2014			46,233
Loss expiring in 2015			57,569
Loss expiring in 2016			178,583
Total			338,781
Business tax, cultural development fee and value added tax
Business tax rate, low end of range (as a percent)		3.00%	3.00%
Business tax rate, high end of range (as a percent)		5.00%	5.00%
Cultural development fee rate on advertising services revenue (as a percent)		3.00%	3.00%
Value added tax rate (as a percent)		17.00%	17.00%
Business tax rate (as a percent)		5.00%	5.00%
Value added tax rate changed from business tax rate (as a percent)	6.00%
Business tax and cultural development fee
Urban maintenance and construction tax rate (as a percent)		7.00%	7.00%			7.00%	5.00%	1.00%
Education surcharge rate (as a percent)		3.00%	3.00%
Education surcharge rate paid (as a percent)		3.00%	3.00%

Taxation (Details 3)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 USD ($)
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	66,108,000	30,042,000
Accruals	56,364,000	42,017,000
Deferred tax assets - Current	122,472,000	72,059,000
Less: valuation allowance	(10,482,000)
Total	111,990,000	72,059,000		17,793,000
Deferred tax assets - Non-current:
Depreciation of fixed assets	2,586,000	1,530,000
Impairment of license rights	12,579,000
Net operating loss carry forward	62,265,000	18,625,000
Total	77,430,000	20,155,000
Less: valuation allowance	(74,844,000)	(18,625,000)
Total	2,586,000	1,530,000		411,000
Deferred tax liabilities - Non-current:
Withholding tax on the joint venture's retained earnings		(1,455,000)
Movement of the aggregate valuation allowances for deferred assets
Balance at the beginning of the period	18,625,000	42,330,000	10,984,000
Provision (write-back) for the year	66,701,000	(23,705,000)	31,346,000
Balance at the end of the period	85,326,000	18,625,000	42,330,000
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities to its immediate holding company outside of China (as a percent)	10.00%
Lower withholding income tax rate on dividend applied, if the FIE's immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China (as a percent)	5.00%
Deferred tax liabilities not recognized in respect of retained earnings	493,000,000	313,700,000

Taxes Payable (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Taxes Payable
Business tax		71,371	56,887
Withholding individual income taxes for employees		27,445	13,743
Enterprise income taxes		269,198	199,959
Others		23,755	18,743
Total taxes payable	$ 62,246	391,769	289,332

Accrued Liabilities and Other Payables (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Restricted Stock Units (RSU) CNY	Dec. 31, 2010 Restricted Stock Units (RSU) CNY	Dec. 31, 2011 Employee Stock Options CNY	Dec. 31, 2010 Employee Stock Options CNY
Accrued liabilities
RSU and option proceeds payable to employees				39,733	27,154	12,058	10,570
Customer deposits on Wangyibao accounts		267,372	142,307
Accrued fixed assets related payables		35,663	96,248
Payable related to Guangzhou building			44,360
Marketing expenses		57,937	40,277
Server custody fees and telecommunication charges		27,136	27,864
Professional fees		9,108	9,382
Accrued revenue sharing		10,014	8,936
Content fees		5,609	5,925
Game card production costs		3,206	4,033
Others		30,284	35,356
Total accrued liabilities and other payables	$ 79,143	498,120	452,412

Other Long-term Payable (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Restricted Stock Units (RSU) CNY	Dec. 31, 2010 Restricted Stock Units (RSU) CNY
Accrued liabilities, noncurrent
RSU long-term payable				63,690	33,122
Other		200	220
Total non-current accrued liabilities	$ 10,151	63,890	33,342

Capital Structure (Details)	12 Months Ended
Dec. 31, 2011 vote
Capital Structure
Voting rights per share	1

Employee Benefits (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefits
Contributions to medical and pension schemes	137.2	109.8	77.1
Other employee benefits	68.9	44.6	30.9
Total group's employee welfare benefits	206.1	154.4	108

Share-based Compensation (Details)	12 Months Ended							1 Months Ended
	Dec. 31, 2001 2000 Stock Option Plan	Dec. 31, 2011 Other equity interest awards employee	Dec. 31, 2010 Other equity interest awards employee	Dec. 31, 2009 Other equity interest awards employee	Dec. 31, 2007 Other equity interest awards month employee	Dec. 31, 2007 Other equity interest awards Equal to or more than	Dec. 31, 2007 Other equity interest awards Less than	Nov. 30, 2009 2009 RSU Plan
Share-based Compensation
Number of ordinary shares reserved for issuance under the plan	323,715,000							323,694,050
Percentage increase in number of ordinary shares available under the plan every year	3.00%
Percentage increase in number of ordinary shares available under the plan	17.50%
Number of key employees of Youdao Computer and Youdao Information to whom awards were granted		4	4	4	4
Minimum vesting period of awards granted to key employees of Youdao Computer and Youdao Information (in years)					P4Y
Maximum vesting period of awards granted to key employees of Youdao Computer and Youdao Information (in years)					P5Y
Percentage of equity interest awards granted per key employees of Youdao Computer and Youdao Information						0.50%	1.00%
Aggregate percentage of awards granted to key employees of Youdao Computer and Youdao Information under share-based compensation plan					3.50%
Expiration period of awards granted to key employees of Youdao Computer and Youdao Information after the last vesting date (in months)					12
Number of key employees of Youdao Computer and Youdao Information employees terminating employment before vesting of share-based award			1
Percentage of unvested awards of awards granted to key employees of Youdao Computer and Youdao Information cancelled			0.20%
Term of plan (in years)								10 years

Share-based Compensation (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2011 employee	Dec. 31, 2010 employee	Dec. 31, 2009 employee	Dec. 31, 2007 employee
Share-based Compensation
Number of preceding years considered for estimating forfeiture	5 years
Share-based compensation cost
Effect on net income	122,032,000	102,406,000	31,385,000
Youdao Information and Youdao Computer
Share-based compensation cost
Effect on net income		30,000	35,000
Number of key employees of Youdao Computer and Youdao Information to whom awards were granted	4	4	4	4
Cost of revenues
Share-based compensation cost
Effect on net income	57,318,000	37,342,000	9,021,000
Selling and marketing expenses
Share-based compensation cost
Effect on net income	11,357,000	8,123,000	2,323,000
General and administrative expenses
Share-based compensation cost
Effect on net income	17,897,000	31,580,000	9,861,000
Research and development expenses
Share-based compensation cost
Effect on net income	35,460,000	25,361,000	10,180,000

Share-based Compensation (Details 3) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Stock options USD ($) Y	Dec. 31, 2011 Stock options CNY	Dec. 31, 2010 Stock options USD ($)	Dec. 31, 2010 Stock options CNY	Dec. 31, 2009 Stock options USD ($) Y	Dec. 31, 2009 Stock options CNY	Dec. 31, 2011 Stock options Employees	Dec. 31, 2010 Stock options Employees	Dec. 31, 2009 Stock options Employees	Dec. 31, 2011 Stock options Senior Management	Dec. 31, 2010 Stock options Senior Management	Dec. 31, 2009 Stock options Senior Management	Dec. 31, 2011 Stock options Director and Consultants	Dec. 31, 2009 Stock options Director and Consultants	Dec. 31, 2011 Restricted share units USD ($) Y	Dec. 31, 2011 Restricted share units CNY	Dec. 31, 2010 Restricted share units USD ($)	Dec. 31, 2011 Restricted share units Employees	Dec. 31, 2010 Restricted share units Employees	Dec. 31, 2011 Restricted share units Senior Management	Dec. 31, 2011 Restricted share units Director and Consultants	Dec. 31, 2010 Restricted share units Director and Consultants
Share-based Compensation
Total unrecognized compensation cost related to unvested awards	$ 0.2	1.3													$ 40.2	253
Weighted average remaining vesting period over which unrecognized compensation cost is recognized (in years)	1.88	1.88													3.24	3.24
Assumptions used in the Black-Scholes option pricing model
Risk free interest rate (as a percent)					1.28%	1.28%
Expected life (in years)					2.74	2.74
Expected dividend yield (as a percent)					0.00%	0.00%
Volatility (as a percent)					49.00%	49.00%
Weighted average fair value of the underlying shares on the date of option grants (in dollars per share)					$ 1.659
Weighted average grant-date fair value of options (in dollars per share)					$ 0.545
Weighted average grant-date fair value of restricted share units (in dollars per share)															$ 49.81		$ 30.76
Number of ordinary shares issuable upon exercise of stock options:
Outstanding at the beginning of the period (in shares)	21,056,000	21,056,000	44,816,000	44,816,000	89,369,000	89,369,000	17,369,000	38,609,000	69,149,000	1,875,000	4,395,000	18,970,000	1,812,000	1,250,000
Granted during the year (in shares)					875,000	875,000								875,000
Exercised during the year (in shares)	(15,539,000)	(15,539,000)	(20,466,000)	(20,466,000)	(43,418,000)	(43,418,000)	(13,664,000)	(17,946,000)	(28,530,000)	(1,875,000)	(2,520,000)	(6,450,000)		(8,438,000)
Expired/forfeited during the year (in shares)	(63,000)	(63,000)	(3,294,000)	(3,294,000)	(2,010,000)	(2,010,000)	(63,000)	(3,294,000)	(2,010,000)
Reclassification due to position change (in shares)							875,000					(8,125,000)	(875,000)	8,125,000
Outstanding at the end of the period (in shares)	5,454,000	5,454,000	21,056,000	21,056,000	44,816,000	44,816,000	4,517,000	17,369,000	38,609,000		1,875,000	4,395,000	937,000	1,812,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 0.767		$ 0.706		$ 0.592
Granted during the year (in dollars per share)					$ 1.659
Exercised during the year (in dollars per share)	$ 0.728		$ 0.641		$ 0.489
Expired/forfeited during the year (in dollars per share)	$ 0.728		$ 0.728		$ 0.72
Outstanding at the end of the period (in dollars per share)	$ 0.877		$ 0.767		$ 0.706
Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at the beginning of the period (in shares)															9,100,000	9,100,000		8,380,000			720,000
Granted during period (in shares)															17,802,000	17,802,000	9,858,000	12,854,000	9,138,000	4,368,000	580,000	720,000
Exercised during the period (in shares)															(6,034,000)	(6,034,000)		(5,024,000)		(290,000)	(720,000)
Forfeited during the period (in shares)															(6,216,000)	(6,216,000)	(758,000)	(3,838,000)	(758,000)	(2,378,000)
Outstanding at end of the period (in shares)															14,652,000	14,652,000	9,100,000	12,372,000	8,380,000	1,700,000	580,000	720,000
Stock options expired and forfeited
Expired (in shares)	30,000	30,000
Forfeited (in shares)	30,000	30,000
Total intrinsic value of options exercised and the total fair value of options vested
Total intrinsic value exercised	17.2	111.2	18.2	120.2	36.3	239.6
Total fair value vested															$ 11	71.2

Share-based Compensation (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011 Y
Share-based Compensation
Number Outstanding (in shares)	5,454
Weighted Average Remaining Contractual Life of Outstanding Options (in years)	0.63
Weighted Average Exercise Price of Outstanding Options (in dollars per share)	$ 0.88
Number Exercisable (in shares)	5,017
Weighted Average Remaining Contractual Life of Exercisable Options (in years)	0.43
Weighted Average Exercise Price of Excercisable Options (in dollars per share)	$ 0.81
Exercise price one, US $0.728
Share-based Compensation
Number Outstanding (in shares)	4,579
Weighted Average Remaining Contractual Life of Outstanding Options (in years)	0.2
Weighted Average Exercise Price of Outstanding Options (in dollars per share)	$ 0.728
Number Exercisable (in shares)	4,579
Weighted Average Remaining Contractual Life of Exercisable Options (in years)	0.2
Weighted Average Exercise Price of Excercisable Options (in dollars per share)	$ 0.728
Exercise price one, US $1.659
Share-based Compensation
Number Outstanding (in shares)	875
Weighted Average Remaining Contractual Life of Outstanding Options (in years)	2.87
Weighted Average Exercise Price of Outstanding Options (in dollars per share)	$ 1.659
Number Exercisable (in shares)	438
Weighted Average Remaining Contractual Life of Exercisable Options (in years)	2.87
Weighted Average Exercise Price of Excercisable Options (in dollars per share)	$ 1.659

Share-based Compensation (Details 5) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Restricted Share Units
Share-based Compensation
Number Outstanding (in shares)	36,675
Weighted Average Remaining Contractual Life (in years)	3.57
Aggregate intrinsic value of options outstanding	$ 62.8
Company's closing stock price per ADS used to calculate intrinsic value	$ 44.85
Company's closing stock price per share used to calculate intrinsic value	$ 1.794
Number of restricted shares available for future grant under the Company's restricted share unit plan
Total number of shares reserved under the RSU Plan	296,512
No. of restricted shares authorized during period	(21,743)
No. of restricted shares cancelled during period	6,216	758
Total number of shares available for future grant	280,985	296,512
Performance-based settled in stock
Share-based Compensation
Number Outstanding (in shares)	844
Weighted Average Remaining Contractual Life (in years)	3.17
Time-based-settled in stock/cash
Share-based Compensation
Number Outstanding (in shares)	17,622
Weighted Average Remaining Contractual Life (in years)	3.55
Time-based-settled in stock
Share-based Compensation
Number Outstanding (in shares)	18,209
Weighted Average Remaining Contractual Life (in years)	3.61
Options
Share-based Compensation
Aggregate intrinsic value of options outstanding	5
Aggregate intrinsic value of options exercisable	$ 4.9
Company's closing stock price per ADS used to calculate intrinsic value	$ 44.85
Company's closing stock price per share used to calculate intrinsic value	$ 1.794

Net Income Per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Numerator (RMB in thousands):
Net income attributable to NetEase, Inc.'s shareholders for basic/dilutive net income per share calculation	$ 513,873	3,234,264	2,235,772	1,850,436
Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic (in shares)	3,265,550,000	3,265,550,000	3,246,426,000	3,225,250,000
Dilutive effect of employee stock options and restricted share units	11,154,000	11,154,000	15,460,000	23,733,000
Weighted average number of ordinary shares outstanding, diluted	3,276,704,000	3,276,704,000	3,261,886,000	3,248,983,000
Net income per share, basic	$ 0.16	0.99	0.69	0.57
Net income per share, diluted	$ 0.16	0.99	0.69	0.57
Anti-dilutive ordinary shares and restricted share units excluded from the calculation of diluted net income per share	9,600,000	9,600,000	5,000,000	13,000,000

Commitments and Contingencies (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments
2012	220,263,000
2013	45,994,000
2014	11,321,000
2015	119,000
Total	277,697,000
Rent expense - additional disclosures
Rental expenses	50,500,000	42,200,000	37,700,000
Rental Commitments
Commitments
2012	47,348,000
2013	31,675,000
2014	9,242,000
Total	88,265,000
Server Custody Fee Commitments
Commitments
2012	48,157,000
2013	5,297,000
Total	53,454,000
Capital Commitments
Commitments
2012	77,564,000
Total	77,564,000
Office Machines and Other Commitments
Commitments
2012	47,194,000
2013	9,022,000
2014	2,079,000
2015	119,000
Total	58,414,000

Commitments and Contingencies (Details 2) (Blizzard and Shanghai EaseNet, CNY)	12 Months Ended	1 Months Ended
	Dec. 31, 2011 Licensing Rights contract	Aug. 31, 2008 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos games Y	Mar. 31, 2012 World of Warcraft License Agreement	Apr. 30, 2009 World of Warcraft License Agreement Y
Commitments
Number of personal computer strategy games agreed to be licensed		3
Term of license (in years)		3		3
Extension in license term (in years)		1 year	3 years
Number of license contracts entered into by the company with Blizzard	2
Total commitment expected to be incurred for license contracts	2,200,000,000		1,300,000,000
Commitments under the two license contracts
Contract Year One	43,100,000
Contract Year Two	181,500,000
Contract Year Three	352,300,000
Total	576,900,000
Additional obligation to purchase or lease certain prescribed hardware	1,400,000,000

Share Repurchase Programs (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		60 Months Ended
	Dec. 31, 2011 program month	Nov. 30, 2011	Dec. 31, 2010 program	Dec. 01, 2011 month
Share Repurchase Programs
Number of share repurchase programs approved by the Board	1		3
Authorized amount		$ 50
Share repurchase program period, maximum (in months)				3

Related Party Transactions (Details) (CNY)	Dec. 31, 2010	Dec. 31, 2011 NetEase Foundation	Dec. 31, 2010 NetEase Foundation	Jul. 31, 2010 William Lei Ding Guangzhou	Dec. 31, 2010 William Lei Ding Guangzhou	May 31, 2009 NetEase Beijing NetEase Foundation	Dec. 31, 2009 NetEase Beijing NetEase Foundation
Related Party Transactions
Value of property transferred by Mr. Ding to Company, at cost				72,200,000
Outstanding payable to our shareholder	44,360,000				44,400,000
Share capital contribution made by NetEase Beijing to NetEase Foundation						10,000,000	10,400,000
Donations from certain subsidiaries		600,000	26,200,000

Segment Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) segment	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Online game services CNY	Dec. 31, 2010 Online game services CNY	Dec. 31, 2009 Online game services CNY	Dec. 31, 2011 Advertising services CNY	Dec. 31, 2010 Advertising services CNY	Dec. 31, 2009 Advertising services CNY	Dec. 31, 2011 Wireless value-added services and others CNY	Dec. 31, 2010 Wireless value-added services and others CNY	Dec. 31, 2009 Wireless value-added services and others CNY
Segment Information
Number of reportable segments	3	3
Total revenues:
Revenues	$ 1,187,301	7,472,751	5,659,789	3,823,451	6,552,431	4,944,439	3,368,689	795,422	633,209	383,560	124,898	82,141	71,202
Business tax charge
Total business taxes	(28,933)	(182,099)	(152,120)	(66,504)	(103,824)	(89,937)	(28,758)	(75,349)	(60,551)	(36,876)	(2,926)	(1,632)	(870)
Net revenues:
Total net revenues	1,158,368	7,290,652	5,507,669	3,756,947	6,448,607	4,854,502	3,339,931	720,073	572,658	346,684	121,972	80,509	70,332
Cost of revenues:
Total cost of revenues	(376,919)	(2,372,288)	(1,798,841)	(972,374)	(1,859,176)	(1,378,018)	(638,473)	(380,201)	(312,921)	(235,841)	(132,911)	(107,902)	(98,060)
Gross profit (loss):
Total gross profit	$ 781,449	4,918,364	3,708,828	2,784,573	4,589,431	3,476,484	2,701,458	339,872	259,737	110,843	(10,939)	(27,393)	(27,728)

Financial Instruments (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Maximum	Dec. 31, 2011 Quoted Prices in Active Market for Identical Assets (Level 1) CNY	Dec. 31, 2010 Quoted Prices in Active Market for Identical Assets (Level 1) CNY
Fair Value Measurements
Term of original maturity of liquid investments (in months)				3 months
Liquid investments within 3 months		153,853			153,853
Time deposits	1,541,934	9,704,777	8,193,972		9,704,777	8,193,972
Total financial instruments		9,858,630			9,858,630

Restricted Net Assets (Details) (CNY) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restricted Net Assets
Required percentage of annual appropriations to statutory reserves	10.00%
Annual statutory reserve fund prior to payment of dividends (as a percent)	10.00%
Restricted net assets	2.4
Percentage of restricted net assets	18.00%